Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® U.S. Bond Index Fund
May 31, 2023
ZUB-NPRT3-0723
1.9881608.106
Nonconvertible Bonds - 25.5%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
1.65% 2/1/28	200,000	173,197
2.25% 2/1/32	1,280,000	1,024,936
2.55% 12/1/33	210,000	165,023
2.75% 6/1/31	401,000	339,173
3.1% 2/1/43	210,000	149,755
3.3% 2/1/52	350,000	241,776
3.5% 6/1/41	320,000	244,202
3.5% 9/15/53	1,009,000	700,450
3.55% 9/15/55	293,000	201,579
3.65% 6/1/51	220,000	159,571
3.65% 9/15/59	419,000	286,969
4.5% 5/15/35	220,000	202,739
4.65% 6/1/44	110,000	95,423
4.75% 5/15/46	130,000	112,858
5.15% 3/15/42	236,000	220,162
5.45% 3/1/47	160,000	152,493
Bell Canada:
3.2% 2/15/52	100,000	67,947
4.464% 4/1/48	130,000	111,358
British Telecommunications PLC 9.625% 12/15/30	154,000	190,662
Deutsche Telekom International Financial BV 8.75% 6/15/30 (b)	210,000	252,807
Orange SA 5.375% 1/13/42	170,000	169,020
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	300,000	290,440
5.213% 3/8/47	160,000	135,147
7.045% 6/20/36	100,000	109,201
Telefonica Europe BV 8.25% 9/15/30	508,000	595,283
TELUS Corp. 4.3% 6/15/49	100,000	80,976
Verizon Communications, Inc.:
1.5% 9/18/30	930,000	737,144
2.355% 3/15/32	615,000	495,977
2.987% 10/30/56	492,000	303,896
3.55% 3/22/51	500,000	363,825
4.016% 12/3/29	430,000	404,976
4.125% 3/16/27	540,000	529,669
4.272% 1/15/36	106,000	95,536
4.329% 9/21/28	270,000	262,425
4.4% 11/1/34	100,000	92,674
4.812% 3/15/39	780,000	725,193
5.012% 4/15/49	146,000	135,262
5.012% 8/21/54	214,000	196,229
5.25% 3/16/37	102,000	100,954
		10,916,907
Entertainment - 0.1%
Activision Blizzard, Inc. 2.5% 9/15/50	100,000	63,130
The Walt Disney Co.:
2% 9/1/29	40,000	34,295
2.65% 1/13/31	200,000	173,839
2.75% 9/1/49	160,000	106,454
3.5% 5/13/40	163,000	133,848
3.6% 1/13/51	60,000	46,325
3.7% 10/15/25	434,000	424,525
3.8% 5/13/60	60,000	46,594
4.75% 9/15/44	151,000	140,121
6.2% 12/15/34	150,000	165,098
		1,334,229
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	100,000	92,153
1.1% 8/15/30	410,000	334,724
2.05% 8/15/50	340,000	208,638
Baidu, Inc.:
3.075% 4/7/25	210,000	201,915
4.375% 5/14/24	480,000	474,360
Meta Platforms, Inc.:
3.5% 8/15/27	470,000	451,538
3.85% 8/15/32	120,000	111,345
4.45% 8/15/52	300,000	253,808
4.95% 5/15/33	200,000	199,510
5.6% 5/15/53	150,000	149,904
		2,477,895
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31	100,000	79,988
3.5% 6/1/41	280,000	184,767
3.75% 2/15/28	150,000	137,563
3.85% 4/1/61	300,000	176,879
3.95% 6/30/62	100,000	59,949
4.4% 4/1/33	700,000	608,437
4.4% 12/1/61	120,000	77,947
5.125% 7/1/49	200,000	152,300
5.375% 4/1/38	110,000	92,766
5.375% 5/1/47	100,000	79,769
5.5% 4/1/63	110,000	85,053
5.75% 4/1/48	250,000	206,920
6.484% 10/23/45	100,000	90,502
6.834% 10/23/55	140,000	129,514
Comcast Corp.:
1.5% 2/15/31	295,000	234,208
1.95% 1/15/31	300,000	246,430
2.35% 1/15/27	1,380,000	1,277,088
2.45% 8/15/52	295,000	177,282
2.65% 2/1/30	100,000	88,174
2.8% 1/15/51	120,000	78,483
2.887% 11/1/51	273,000	179,769
2.937% 11/1/56	660,000	422,853
2.987% 11/1/63	160,000	99,178
3.2% 7/15/36	200,000	165,137
3.45% 2/1/50	230,000	172,195
3.7% 4/15/24	100,000	98,905
3.999% 11/1/49	100,000	81,363
4% 3/1/48	150,000	124,225
4.049% 11/1/52	15,000	12,285
4.15% 10/15/28	150,000	146,315
4.55% 1/15/29	330,000	328,664
5.35% 5/15/53	330,000	328,379
5.65% 6/15/35	476,000	499,164
7.05% 3/15/33	210,000	243,169
Discovery Communications LLC:
3.625% 5/15/30	200,000	173,599
4% 9/15/55	133,000	84,461
4.65% 5/15/50	200,000	146,372
5% 9/20/37	340,000	285,805
Fox Corp.:
4.709% 1/25/29	70,000	68,233
5.476% 1/25/39	164,000	151,901
5.576% 1/25/49	56,000	50,635
Grupo Televisa SA de CV:
5% 5/13/45	100,000	85,300
6.625% 1/15/40	110,000	113,835
Magallanes, Inc.:
3.755% 3/15/27	180,000	168,684
4.279% 3/15/32	345,000	301,406
5.05% 3/15/42	330,000	266,994
5.141% 3/15/52	651,000	508,066
Paramount Global:
4% 1/15/26	176,000	166,855
4.2% 6/1/29	200,000	179,211
4.375% 3/15/43	100,000	69,356
4.6% 1/15/45	110,000	77,132
4.95% 1/15/31	237,000	212,547
5.85% 9/1/43	239,000	198,575
Time Warner Cable Enterprises 8.375% 7/15/33	100,000	110,957
Time Warner Cable LLC:
5.5% 9/1/41	110,000	90,911
5.875% 11/15/40	220,000	190,549
6.55% 5/1/37	100,000	95,263
7.3% 7/1/38	100,000	102,137
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	470,000	433,640
3% 7/30/46	110,000	77,180
3.7% 12/1/42	250,000	204,080
4.125% 6/1/44	192,000	166,099
		11,945,403
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
2.875% 5/7/30	511,000	446,946
3.625% 4/22/29	200,000	184,465
6.125% 3/30/40	100,000	105,065
Rogers Communications, Inc.:
2.9% 11/15/26	90,000	82,939
4.3% 2/15/48	240,000	185,680
4.55% 3/15/52 (c)	200,000	158,825
T-Mobile U.S.A., Inc.:
2.05% 2/15/28	200,000	174,343
3% 2/15/41	210,000	151,673
3.3% 2/15/51	400,000	276,499
3.5% 4/15/25	830,000	804,817
3.6% 11/15/60	330,000	228,504
4.375% 4/15/40	100,000	87,802
4.8% 7/15/28	350,000	345,406
5.05% 7/15/33	350,000	345,114
5.2% 1/15/33	150,000	150,070
5.65% 1/15/53	370,000	369,488
Vodafone Group PLC:
4.375% 5/30/28	250,000	245,914
4.875% 6/19/49	120,000	103,308
5% 5/30/38	130,000	124,106
5.125% 6/19/59	340,000	295,242
		4,866,206
TOTAL COMMUNICATION SERVICES		31,540,640
CONSUMER DISCRETIONARY - 1.4%
Automobile Components - 0.0%
Lear Corp. 3.8% 9/15/27	140,000	131,720
Automobiles - 0.3%
American Honda Finance Corp.:
1% 9/10/25	240,000	220,137
1.2% 7/8/25	400,000	370,061
2.15% 9/10/24	120,000	115,434
2.9% 2/16/24	100,000	98,179
3.55% 1/12/24	428,000	422,902
Daimler Finance North America LLC 8.5% 1/18/31	100,000	125,395
General Motors Co.:
4.2% 10/1/27	90,000	85,856
5.15% 4/1/38	120,000	106,622
5.6% 10/15/32	240,000	231,151
5.95% 4/1/49	170,000	154,440
6.75% 4/1/46	255,000	253,502
6.8% 10/1/27	330,000	346,101
General Motors Financial Co., Inc.:
2.4% 4/10/28	190,000	164,966
2.7% 8/20/27	140,000	124,779
3.85% 1/5/28	160,000	148,441
4.3% 4/6/29	130,000	120,232
4.35% 1/17/27	450,000	434,011
5.25% 3/1/26	170,000	168,620
5.65% 1/17/29	130,000	128,663
Honda Motor Co. Ltd. 2.967% 3/10/32	130,000	115,676
		3,935,168
Broadline Retail - 0.3%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	340,000	278,439
3.15% 2/9/51	235,000	150,708
4% 12/6/37	140,000	118,007
4.5% 11/28/34	230,000	213,009
Amazon.com, Inc.:
0.8% 6/3/25	130,000	120,758
1% 5/12/26	200,000	181,366
1.5% 6/3/30	160,000	132,088
2.1% 5/12/31	360,000	304,383
2.5% 6/3/50	430,000	279,579
2.8% 8/22/24	117,000	114,007
3.1% 5/12/51	200,000	146,309
3.15% 8/22/27	290,000	276,664
3.45% 4/13/29	100,000	95,558
3.875% 8/22/37	280,000	256,610
4.05% 8/22/47	228,000	202,388
4.1% 4/13/62	380,000	321,622
4.25% 8/22/57	100,000	88,709
4.6% 12/1/25	1,280,000	1,283,695
4.8% 12/5/34	230,000	235,250
4.95% 12/5/44	200,000	201,937
eBay, Inc.:
1.4% 5/10/26	410,000	370,908
4% 7/15/42	150,000	119,175
		5,491,169
Diversified Consumer Services - 0.1%
American University 3.672% 4/1/49	200,000	159,470
Duke University 2.832% 10/1/55	34,000	23,014
George Washington University 4.126% 9/15/48	200,000	172,517
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	240,000	229,289
4.3% 2/21/48	30,000	24,909
Massachusetts Institute of Technology 2.989% 7/1/50	400,000	294,658
Northwestern University:
3.662% 12/1/57	100,000	79,290
3.868% 12/1/48	120,000	103,327
University of Chicago 3% 10/1/52	120,000	87,035
University of Southern California 2.945% 10/1/51	350,000	247,050
		1,420,559
Hotels, Restaurants & Leisure - 0.2%
Expedia, Inc.:
3.25% 2/15/30	110,000	95,241
3.8% 2/15/28	100,000	93,832
5% 2/15/26	255,000	253,565
Marriott International, Inc.:
2.75% 10/15/33	100,000	79,585
3.125% 6/15/26	320,000	302,235
4.625% 6/15/30	123,000	117,932
5.75% 5/1/25	110,000	111,209
McDonald's Corp.:
3.3% 7/1/25	280,000	271,220
3.6% 7/1/30	810,000	756,769
3.625% 9/1/49	30,000	23,091
4.45% 3/1/47	153,000	135,078
4.45% 9/1/48	44,000	38,877
4.7% 12/9/35	100,000	97,423
6.3% 3/1/38	100,000	110,804
Starbucks Corp.:
2.55% 11/15/30	400,000	344,131
3.75% 12/1/47	100,000	78,145
4% 11/15/28	350,000	339,177
4.45% 8/15/49	100,000	87,279
		3,335,593
Household Durables - 0.0%
D.R. Horton, Inc. 1.3% 10/15/26	130,000	115,096
Lennar Corp.:
4.5% 4/30/24	230,000	228,389
4.75% 11/29/27	100,000	97,948
Toll Brothers Finance Corp. 4.35% 2/15/28	100,000	94,508
		535,941
Leisure Products - 0.0%
Hasbro, Inc.:
3.55% 11/19/26	200,000	188,189
3.9% 11/19/29	142,000	129,579
		317,768
Specialty Retail - 0.4%
Advance Auto Parts, Inc. 5.95% 3/9/28	122,000	124,060
AutoNation, Inc. 3.85% 3/1/32	160,000	135,202
AutoZone, Inc.:
1.65% 1/15/31	180,000	141,969
3.625% 4/15/25	270,000	262,159
Lowe's Companies, Inc.:
2.8% 9/15/41	100,000	68,820
3.375% 9/15/25	210,000	202,722
3.65% 4/5/29	620,000	581,918
3.7% 4/15/46	100,000	75,353
4.05% 5/3/47	132,000	103,914
4.45% 4/1/62	270,000	211,919
4.8% 4/1/26	300,000	299,280
5% 4/15/33	110,000	108,968
5% 4/15/40	330,000	304,251
5.15% 7/1/33	200,000	199,539
5.625% 4/15/53	100,000	97,637
O'Reilly Automotive, Inc.:
1.75% 3/15/31	150,000	119,618
4.35% 6/1/28	150,000	147,476
The Home Depot, Inc.:
1.375% 3/15/31	240,000	189,994
2.375% 3/15/51	250,000	152,807
2.5% 4/15/27	750,000	702,462
2.75% 9/15/51	160,000	105,267
2.95% 6/15/29	330,000	303,499
3.3% 4/15/40	100,000	80,236
4.2% 4/1/43	130,000	114,332
4.25% 4/1/46	150,000	131,562
4.4% 3/15/45	156,000	140,127
4.5% 12/6/48	100,000	91,638
4.95% 9/15/52	280,000	271,636
5.875% 12/16/36	100,000	109,595
5.95% 4/1/41	120,000	131,243
TJX Companies, Inc. 1.6% 5/15/31	250,000	203,829
		5,913,032
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.4% 3/27/25	1,100,000	1,058,708
2.75% 3/27/27	230,000	217,833
3.875% 11/1/45	110,000	95,355
VF Corp. 2.8% 4/23/27	150,000	137,065
		1,508,961
TOTAL CONSUMER DISCRETIONARY		22,589,911
CONSUMER STAPLES - 1.7%
Beverages - 0.5%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.:
4.7% 2/1/36	200,000	195,914
4.9% 2/1/46	100,000	94,969
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	100,000	97,957
4.9% 2/1/46	100,000	94,969
Anheuser-Busch InBev Worldwide, Inc.:
4.439% 10/6/48	650,000	583,948
4.6% 4/15/48	487,000	447,545
4.6% 6/1/60	120,000	106,723
4.95% 1/15/42	230,000	224,072
5.45% 1/23/39	380,000	394,598
5.55% 1/23/49	180,000	188,235
5.8% 1/23/59 (Reg. S)	260,000	280,661
8.2% 1/15/39	110,000	143,259
Coca-Cola FEMSA S.A.B. de CV 2.75% 1/22/30	150,000	132,684
Constellation Brands, Inc.:
2.875% 5/1/30	210,000	183,245
3.6% 2/15/28	272,000	256,398
4.5% 5/9/47	100,000	84,913
Diageo Capital PLC:
1.375% 9/29/25	200,000	185,119
2% 4/29/30	400,000	338,666
Dr. Pepper Snapple Group, Inc.:
3.8% 5/1/50	430,000	330,429
4.417% 5/25/25	86,000	85,010
Molson Coors Beverage Co.:
3% 7/15/26	254,000	239,170
4.2% 7/15/46	100,000	80,814
5% 5/1/42	100,000	92,577
PepsiCo, Inc.:
1.4% 2/25/31	680,000	551,353
1.625% 5/1/30	309,000	257,828
2.625% 10/21/41	100,000	75,069
2.85% 2/24/26	250,000	240,321
3% 10/15/27	100,000	95,147
3.6% 3/1/24	190,000	187,587
3.625% 3/19/50	100,000	83,621
4.45% 4/14/46	140,000	134,015
7% 3/1/29	100,000	113,949
The Coca-Cola Co.:
1% 3/15/28	230,000	198,725
1.45% 6/1/27	120,000	108,941
1.65% 6/1/30	240,000	200,987
2.125% 9/6/29	140,000	123,543
2.25% 1/5/32	120,000	102,893
2.5% 6/1/40	120,000	90,017
2.5% 3/15/51	100,000	67,115
2.6% 6/1/50	120,000	83,018
2.75% 6/1/60	120,000	81,964
2.875% 5/5/41	100,000	77,831
3.45% 3/25/30	160,000	152,274
		7,888,073
Consumer Staples Distribution & Retail - 0.4%
Costco Wholesale Corp.:
1.375% 6/20/27	150,000	134,090
3% 5/18/27	210,000	201,387
Dollar General Corp.:
3.5% 4/3/30	210,000	190,421
5% 11/1/32	100,000	98,674
Dollar Tree, Inc. 4% 5/15/25	478,000	467,195
Kroger Co.:
1.7% 1/15/31	240,000	189,113
3.5% 2/1/26	130,000	125,743
3.7% 8/1/27	120,000	115,554
3.95% 1/15/50	100,000	79,555
4.45% 2/1/47	130,000	111,765
5.4% 1/15/49	70,000	67,769
Sysco Corp.:
2.45% 12/14/31	240,000	197,501
3.3% 2/15/50	150,000	105,007
6.6% 4/1/50	140,000	156,127
Target Corp.:
2.5% 4/15/26	100,000	95,398
3.375% 4/15/29	310,000	294,623
3.9% 11/15/47	160,000	133,667
4.8% 1/15/53	200,000	188,203
Walgreens Boots Alliance, Inc.:
3.2% 4/15/30	80,000	69,294
3.45% 6/1/26	195,000	185,077
4.8% 11/18/44	100,000	83,343
Walmart, Inc.:
2.65% 9/22/51	100,000	69,903
2.85% 7/8/24	150,000	146,643
3.05% 7/8/26	400,000	386,674
3.25% 7/8/29	220,000	208,091
3.3% 4/22/24	410,000	403,875
3.4% 6/26/23	100,000	99,865
3.7% 6/26/28	140,000	137,041
3.9% 4/15/28	100,000	98,887
4.1% 4/15/33	300,000	293,635
5.25% 9/1/35	645,000	695,896
5.625% 4/15/41	169,000	185,121
		6,015,137
Food Products - 0.3%
Archer Daniels Midland Co.:
3.25% 3/27/30	330,000	305,812
3.75% 9/15/47	100,000	82,312
Bunge Ltd. Finance Corp. 2.75% 5/14/31	110,000	92,137
Campbell Soup Co. 4.15% 3/15/28	410,000	398,161
Conagra Brands, Inc.:
4.85% 11/1/28	510,000	502,233
5.3% 11/1/38	31,000	29,686
General Mills, Inc.:
3% 2/1/51	110,000	76,739
4% 4/17/25	130,000	127,565
4.2% 4/17/28	200,000	195,953
Hormel Foods Corp. 1.8% 6/11/30	200,000	167,353
JBS U.S.A. Lux SA / JBS Food Co.:
5.75% 4/1/33 (c)	500,000	466,275
6.5% 12/1/52 (c)	180,000	162,829
Kellogg Co.:
2.1% 6/1/30	160,000	133,366
3.25% 4/1/26	290,000	277,310
Kraft Heinz Foods Co.:
5% 6/4/42	100,000	93,197
5.5% 6/1/50	590,000	579,736
McCormick & Co., Inc.:
1.85% 2/15/31	150,000	119,497
3.15% 8/15/24	100,000	97,248
Mondelez International, Inc. 1.875% 10/15/32	370,000	290,736
Tyson Foods, Inc.:
4% 3/1/26	160,000	155,433
4.35% 3/1/29	450,000	430,526
5.1% 9/28/48	100,000	90,523
Unilever Capital Corp.:
1.375% 9/14/30	380,000	306,518
2.9% 5/5/27	400,000	379,003
		5,560,148
Household Products - 0.1%
Colgate-Palmolive Co. 3.1% 8/15/27	410,000	394,222
Kimberly-Clark Corp.:
1.05% 9/15/27	184,000	160,501
3.2% 7/30/46	100,000	75,113
6.625% 8/1/37	140,000	166,581
Procter & Gamble Co.:
1.2% 10/29/30	600,000	486,798
1.95% 4/23/31	200,000	171,144
2.85% 8/11/27	140,000	133,156
3% 3/25/30	100,000	93,220
		1,680,735
Personal Care Products - 0.1%
Estee Lauder Companies, Inc.:
1.95% 3/15/31	330,000	273,430
3.15% 3/15/27	260,000	249,307
Kenvue, Inc.:
4.9% 3/22/33 (c)	140,000	142,560
5.05% 3/22/28 (c)	140,000	142,996
5.05% 3/22/53 (c)	140,000	140,926
5.35% 3/22/26 (c)	140,000	142,298
		1,091,517
Tobacco - 0.3%
Altria Group, Inc.:
2.45% 2/4/32	290,000	227,076
3.4% 2/4/41	180,000	123,357
3.875% 9/16/46	204,000	141,415
4.8% 2/14/29	30,000	29,339
5.8% 2/14/39	330,000	319,414
5.95% 2/14/49	240,000	222,354
BAT Capital Corp.:
3.215% 9/6/26	100,000	93,511
3.222% 8/15/24	200,000	194,122
3.557% 8/15/27	450,000	413,740
4.39% 8/15/37	370,000	292,629
4.54% 8/15/47	128,000	91,742
4.7% 4/2/27	270,000	263,410
4.742% 3/16/32	170,000	155,479
4.758% 9/6/49	260,000	192,614
5.282% 4/2/50	100,000	80,910
Philip Morris International, Inc.:
4.125% 3/4/43	100,000	79,308
4.25% 11/10/44	110,000	88,651
4.875% 2/15/28	170,000	169,398
4.875% 11/15/43	224,000	196,790
5.125% 11/17/27	170,000	171,750
5.375% 2/15/33	170,000	168,870
5.75% 11/17/32	120,000	122,984
Reynolds American, Inc.:
4.45% 6/12/25	140,000	136,964
5.7% 8/15/35	110,000	102,917
		4,078,744
TOTAL CONSUMER STAPLES		26,314,354
ENERGY - 1.6%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 4.08% 12/15/47	290,000	228,519
Halliburton Co.:
5% 11/15/45	210,000	186,329
6.7% 9/15/38	100,000	109,869
7.45% 9/15/39	120,000	137,164
		661,881
Oil, Gas & Consumable Fuels - 1.6%
Boardwalk Pipelines LP 4.95% 12/15/24	102,000	100,890
Burlington Resources LLC 5.95% 10/15/36	110,000	117,131
Canadian Natural Resources Ltd.:
3.85% 6/1/27	152,000	144,511
3.9% 2/1/25	100,000	97,246
4.95% 6/1/47	160,000	140,232
Cenovus Energy, Inc. 5.4% 6/15/47	286,000	256,321
Cheniere Corpus Christi Holdings LLC 2.742% 12/31/39	160,000	127,489
Cheniere Energy Partners LP 4% 3/1/31	280,000	246,425
Chevron Corp.:
1.554% 5/11/25	70,000	66,013
1.995% 5/11/27	70,000	64,102
2.236% 5/11/30	70,000	61,253
2.954% 5/16/26	231,000	221,797
2.978% 5/11/40	70,000	52,918
3.078% 5/11/50	70,000	52,060
Chevron U.S.A., Inc.:
4.95% 8/15/47	100,000	93,806
5.05% 11/15/44	70,000	66,184
ConocoPhillips Co.:
3.8% 3/15/52	100,000	79,642
4.025% 3/15/62	230,000	183,155
6.5% 2/1/39	120,000	137,253
Devon Energy Corp. 5% 6/15/45	315,000	270,302
Diamondback Energy, Inc.:
4.25% 3/15/52	160,000	120,872
4.4% 3/24/51	100,000	77,667
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49	90,000	64,982
Enbridge Energy Partners LP 7.375% 10/15/45	110,000	125,798
Enbridge, Inc.:
2.5% 8/1/33	180,000	140,271
3.4% 8/1/51	190,000	128,320
3.5% 6/10/24	164,000	160,255
5.7% 3/8/33	200,000	203,382
Energy Transfer LP:
3.75% 5/15/30	180,000	163,029
3.9% 5/15/24 (b)	210,000	206,201
4.4% 3/15/27	170,000	164,090
4.95% 6/15/28	147,000	143,615
5% 5/15/50	330,000	269,944
5.25% 4/15/29	310,000	306,060
5.3% 4/15/47	50,000	42,351
5.4% 10/1/47	80,000	68,775
5.8% 6/15/38	50,000	47,668
6% 6/15/48	330,000	303,773
6.25% 4/15/49	130,000	123,720
7.5% 7/1/38	110,000	119,863
Enterprise Products Operating LP:
3.2% 2/15/52	290,000	197,601
3.3% 2/15/53	100,000	69,617
3.95% 2/15/27	214,000	208,890
4.2% 1/31/50	370,000	299,534
4.25% 2/15/48	270,000	222,882
4.8% 2/1/49	56,000	49,945
5.35% 1/31/33	500,000	509,646
EOG Resources, Inc. 4.95% 4/15/50	100,000	97,024
EQT Corp. 5.7% 4/1/28	154,000	153,165
Equinor ASA:
2.375% 5/22/30	310,000	270,200
2.875% 4/6/25	400,000	386,392
3.625% 9/10/28	130,000	125,542
4.8% 11/8/43	130,000	123,914
5.1% 8/17/40	180,000	178,259
Exxon Mobil Corp.:
2.995% 8/16/39	350,000	273,690
3.452% 4/15/51	450,000	345,295
4.114% 3/1/46	200,000	173,503
4.327% 3/19/50	100,000	89,390
Hess Corp.:
5.6% 2/15/41	120,000	113,044
7.125% 3/15/33	170,000	185,439
Kinder Morgan Energy Partners LP:
4.25% 9/1/24	340,000	333,992
6.55% 9/15/40	100,000	101,407
6.95% 1/15/38	100,000	108,018
Kinder Morgan, Inc.:
3.6% 2/15/51	170,000	114,287
4.8% 2/1/33	600,000	565,948
5.05% 2/15/46	50,000	42,163
5.2% 3/1/48	264,000	227,634
5.55% 6/1/45	190,000	172,324
Magellan Midstream Partners LP:
3.95% 3/1/50	35,000	24,648
4.85% 2/1/49	130,000	104,808
5% 3/1/26	147,000	145,671
Marathon Oil Corp. 6.6% 10/1/37	120,000	120,144
Marathon Petroleum Corp.:
4.5% 4/1/48	280,000	216,543
4.7% 5/1/25	370,000	365,281
MPLX LP:
4.125% 3/1/27	60,000	58,131
4.5% 4/15/38	350,000	301,132
4.7% 4/15/48	226,000	181,087
5% 3/1/33	500,000	481,056
ONEOK Partners LP 6.65% 10/1/36	350,000	355,277
ONEOK, Inc.:
4% 7/13/27	80,000	75,454
4.45% 9/1/49	50,000	37,309
5.2% 7/15/48	22,000	18,339
6.1% 11/15/32	100,000	101,292
7.5% 9/1/23	200,000	200,000
Ovintiv, Inc.:
6.5% 2/1/38	70,000	69,333
6.625% 8/15/37	100,000	99,603
Phillips 66 Co.:
3.3% 3/15/52	180,000	121,326
3.9% 3/15/28	380,000	364,415
4.65% 11/15/34	220,000	205,709
4.68% 2/15/45	100,000	84,661
Plains All American Pipeline LP/PAA Finance Corp. 3.8% 9/15/30	580,000	515,410
Sabine Pass Liquefaction LLC:
4.5% 5/15/30	200,000	189,106
5.75% 5/15/24	410,000	409,182
Shell International Finance BV:
2% 11/7/24	1,770,000	1,703,127
2.375% 11/7/29	100,000	87,981
2.5% 9/12/26	270,000	253,918
2.875% 11/26/41	210,000	154,320
3% 11/26/51	100,000	69,167
3.125% 11/7/49	100,000	71,696
3.75% 9/12/46	106,000	85,049
4.55% 8/12/43	100,000	91,471
5.5% 3/25/40	190,000	196,236
Spectra Energy Partners LP 4.75% 3/15/24	151,000	149,656
Suncor Energy, Inc.:
4% 11/15/47	234,000	178,243
6.8% 5/15/38	130,000	138,112
Targa Resources Corp. 6.125% 3/15/33	250,000	253,427
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.875% 1/15/29	620,000	627,774
The Williams Companies, Inc.:
3.75% 6/15/27	460,000	438,162
4.85% 3/1/48	50,000	42,615
5.1% 9/15/45	100,000	88,487
5.4% 3/2/26	160,000	161,304
5.65% 3/15/33	80,000	80,882
5.8% 11/15/43	100,000	95,715
Total Capital International SA:
3.386% 6/29/60	100,000	71,776
3.461% 7/12/49	140,000	106,711
3.7% 1/15/24	110,000	108,899
3.75% 4/10/24	465,000	458,713
Total Capital SA 3.883% 10/11/28	470,000	458,209
TransCanada PipeLines Ltd.:
4.1% 4/15/30	270,000	250,575
4.875% 5/15/48	80,000	70,129
5% 10/16/43	350,000	311,158
6.1% 6/1/40	170,000	172,078
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	535,000	476,706
3.95% 5/15/50	100,000	76,910
Valero Energy Corp.:
3.4% 9/15/26	110,000	104,598
3.65% 12/1/51	110,000	75,211
4.35% 6/1/28	70,000	67,655
6.625% 6/15/37	200,000	215,167
Western Gas Partners LP:
4.3% 2/1/30	230,000	204,487
5.3% 3/1/48	150,000	121,508
		24,460,860
TOTAL ENERGY		25,122,741
FINANCIALS - 8.4%
Banks - 4.5%
Banco Santander SA:
0.701% 6/30/24 (b)	200,000	199,021
3.306% 6/27/29	200,000	179,889
3.8% 2/23/28	400,000	368,530
5.179% 11/19/25	400,000	392,732
5.294% 8/18/27	200,000	197,786
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (b)(d)	1,000,000	992,480
0.981% 9/25/25 (b)	800,000	749,753
1.658% 3/11/27 (b)	340,000	307,125
1.734% 7/22/27 (b)	510,000	454,819
2.087% 6/14/29 (b)	1,210,000	1,036,141
2.299% 7/21/32 (b)	110,000	87,655
2.572% 10/20/32 (b)	1,220,000	990,674
2.651% 3/11/32 (b)	340,000	281,201
2.676% 6/19/41 (b)	760,000	521,681
2.687% 4/22/32 (b)	410,000	338,819
2.831% 10/24/51 (b)	140,000	89,629
2.972% 7/21/52 (b)	110,000	73,153
3.093% 10/1/25 (b)	400,000	385,573
3.194% 7/23/30 (b)	270,000	238,157
3.419% 12/20/28 (b)	445,000	409,219
3.946% 1/23/49 (b)	110,000	87,270
3.974% 2/7/30 (b)	65,000	60,299
4% 1/22/25	512,000	500,101
4.078% 4/23/40 (b)	100,000	84,351
4.083% 3/20/51 (b)	100,000	80,482
4.244% 4/24/38 (b)	480,000	422,866
4.271% 7/23/29 (b)	360,000	342,195
4.33% 3/15/50 (b)	200,000	168,336
4.376% 4/27/28 (b)	1,000,000	966,871
5.202% 4/25/29 (b)	200,000	199,299
6.11% 1/29/37	508,000	531,747
6.204% 11/10/28 (b)	400,000	413,712
6.22% 9/15/26	480,000	493,757
7.75% 5/14/38	120,000	142,663
Bank of Montreal:
3.088% 1/10/37 (b)	110,000	87,477
3.3% 2/5/24	580,000	570,641
3.803% 12/15/32 (b)	100,000	89,244
Bank of Nova Scotia:
2.45% 2/2/32	110,000	90,415
3.4% 2/11/24	560,000	550,310
4.85% 2/1/30	210,000	205,330
Barclays PLC:
2.279% 11/24/27 (b)	300,000	266,558
2.894% 11/24/32 (b)	520,000	410,722
3.564% 9/23/35 (b)	240,000	189,824
3.932% 5/7/25 (b)	200,000	195,714
4.337% 1/10/28	320,000	303,808
4.375% 1/12/26	210,000	202,819
4.95% 1/10/47	200,000	176,045
5.2% 5/12/26	360,000	349,330
5.304% 8/9/26 (b)	250,000	246,380
5.501% 8/9/28 (b)	240,000	236,393
5.829% 5/9/27 (b)	400,000	399,114
BB&T Corp. 3.75% 12/6/23	350,000	346,000
Canadian Imperial Bank of Commerce 3.6% 4/7/32	270,000	242,948
Citigroup, Inc.:
CME Term SOFR 3 Month Index + 1.150% 3.52% 10/27/28 (b)(d)	770,000	716,418
1.122% 1/28/27 (b)	600,000	536,434
1.462% 6/9/27 (b)	300,000	267,410
2.561% 5/1/32 (b)	600,000	492,547
3.2% 10/21/26	80,000	75,108
3.785% 3/17/33 (b)	100,000	88,790
3.878% 1/24/39 (b)	470,000	394,242
3.887% 1/10/28 (b)	140,000	133,240
3.98% 3/20/30 (b)	150,000	139,072
4.65% 7/30/45	267,000	236,532
4.65% 7/23/48	195,000	173,291
4.75% 5/18/46	208,000	175,384
5.316% 3/26/41 (b)	230,000	222,841
5.61% 9/29/26 (b)	500,000	503,586
5.875% 2/22/33	310,000	314,535
6.27% 11/17/33 (b)	100,000	106,817
6.625% 6/15/32	100,000	105,555
6.675% 9/13/43	200,000	212,723
Export-Import Bank of Korea:
0.625% 2/9/26	400,000	355,752
1.25% 9/21/30	680,000	545,353
Fifth Third Bancorp:
2.55% 5/5/27	100,000	87,526
3.95% 3/14/28	50,000	45,635
6.361% 10/27/28 (b)	380,000	381,473
HSBC Holdings PLC:
1.589% 5/24/27 (b)	240,000	212,989
2.013% 9/22/28 (b)	630,000	545,171
2.206% 8/17/29 (b)	550,000	463,825
2.633% 11/7/25 (b)	600,000	571,306
2.804% 5/24/32 (b)	340,000	275,850
3.973% 5/22/30 (b)	214,000	195,262
4.292% 9/12/26 (b)	1,600,000	1,546,785
4.375% 11/23/26	400,000	383,670
4.762% 3/29/33 (b)	210,000	190,072
5.402% 8/11/33 (b)	680,000	665,484
6.5% 5/2/36	100,000	103,229
6.5% 9/15/37	140,000	146,004
6.8% 6/1/38	100,000	104,005
8.113% 11/3/33 (b)	290,000	322,420
Huntington Bancshares, Inc. 4.443% 8/4/28 (b)	290,000	269,466
ING Groep NV:
2.727% 4/1/32 (b)	200,000	165,362
4.017% 3/28/28 (b)	200,000	189,449
Japan Bank International Cooperation:
1.25% 1/21/31	1,012,000	812,366
2.5% 5/23/24	1,510,000	1,469,318
JPMorgan Chase & Co.:
0.768% 8/9/25 (b)	700,000	658,719
0.969% 6/23/25 (b)	720,000	684,684
1.47% 9/22/27 (b)	360,000	319,047
1.578% 4/22/27 (b)	300,000	269,539
1.953% 2/4/32 (b)	300,000	238,866
2.069% 6/1/29 (b)	340,000	294,190
2.525% 11/19/41 (b)	340,000	231,668
2.545% 11/8/32 (b)	350,000	286,879
2.58% 4/22/32 (b)	300,000	249,760
2.95% 10/1/26	190,000	179,042
2.956% 5/13/31 (b)	360,000	307,552
3.109% 4/22/41 (b)	220,000	164,271
3.109% 4/22/51 (b)	50,000	34,564
3.22% 3/1/25 (b)	1,640,000	1,608,574
3.328% 4/22/52 (b)	320,000	229,173
4.323% 4/26/28 (b)	550,000	535,350
4.452% 12/5/29 (b)	630,000	607,966
4.586% 4/26/33 (b)	550,000	527,444
5.5% 10/15/40	430,000	434,234
5.6% 7/15/41	325,000	335,274
5.625% 8/16/43	247,000	249,238
Korea Development Bank 1.625% 1/19/31	250,000	203,454
Lloyds Banking Group PLC:
3.369% 12/14/46 (b)	200,000	131,615
4.375% 3/22/28	656,000	631,630
7.953% 11/15/33 (b)	200,000	218,528
M&T Bank Corp. 5.053% 1/27/34 (b)	190,000	175,330
Mitsubishi UFJ Financial Group, Inc.:
1 year U.S. Treasury Index + 1.630% 5.441% 2/22/34 (b)(d)	240,000	241,745
1.538% 7/20/27 (b)	550,000	486,835
2.309% 7/20/32 (b)	550,000	440,595
2.757% 9/13/26	1,050,000	969,162
2.801% 7/18/24	200,000	193,661
3.195% 7/18/29	400,000	356,454
3.961% 3/2/28	100,000	95,647
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (b)	400,000	394,154
1.241% 7/10/24 (b)	250,000	248,722
1.554% 7/9/27 (b)	200,000	176,830
1.979% 9/8/31 (b)	280,000	221,402
2.226% 5/25/26 (b)	200,000	186,597
2.839% 7/16/25 (b)	200,000	192,822
5.669% 9/13/33 (b)	200,000	204,380
NatWest Group PLC:
3.032% 11/28/35 (b)	200,000	154,547
3.754% 11/1/29 (b)	400,000	376,647
5.847% 3/2/27 (b)	480,000	481,306
Oesterreichische Kontrollbank AG 0.375% 9/17/25	100,000	91,407
PNC Financial Services Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.000% 4.626% 6/6/33 (b)(d)	220,000	197,535
1.15% 8/13/26	400,000	351,033
2.2% 11/1/24	250,000	237,866
3.45% 4/23/29	710,000	648,519
Rabobank Nederland:
3.75% 7/21/26	250,000	234,743
4.375% 8/4/25	290,000	282,393
Rabobank Nederland New York Branch:
0.375% 1/12/24	550,000	532,782
3.875% 8/22/24	610,000	599,143
Royal Bank of Canada:
1.2% 4/27/26	270,000	242,324
2.05% 1/21/27	300,000	271,084
4.24% 8/3/27	390,000	379,029
4.65% 1/27/26	210,000	206,588
5% 5/2/33	200,000	196,544
Santander Holdings U.S.A., Inc.:
4.4% 7/13/27	110,000	104,558
4.5% 7/17/25	406,000	392,864
Santander UK Group Holdings PLC:
1.532% 8/21/26 (b)	250,000	223,693
4.796% 11/15/24 (b)	340,000	337,287
6.534% 1/10/29 (b)	250,000	253,948
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	650,000	598,253
2.142% 9/23/30	260,000	208,227
2.174% 1/14/27	1,010,000	907,031
2.75% 1/15/30	200,000	173,482
3.05% 1/14/42	260,000	188,201
3.936% 10/16/23	120,000	119,278
5.52% 1/13/28	500,000	507,972
The Toronto-Dominion Bank:
0.55% 3/4/24	1,100,000	1,059,396
3.2% 3/10/32	190,000	164,179
5.156% 1/10/28	620,000	621,455
Truist Financial Corp.:
1.267% 3/2/27 (b)	950,000	841,224
4.916% 7/28/33 (b)	250,000	225,649
U.S. Bancorp:
2.491% 11/3/36 (b)	100,000	73,897
2.677% 1/27/33 (b)	190,000	152,800
4.839% 2/1/34 (b)	490,000	459,853
4.967% 7/22/33 (b)	150,000	135,842
Wachovia Corp. 5.5% 8/1/35	350,000	343,368
Wells Fargo & Co.:
0.805% 5/19/25 (b)	2,910,000	2,773,175
2.406% 10/30/25 (b)	550,000	525,494
3% 10/23/26	100,000	93,290
3.068% 4/30/41 (b)	380,000	276,061
3.75% 1/24/24	40,000	39,551
3.9% 5/1/45	310,000	245,318
3.908% 4/25/26 (b)	630,000	613,063
4.54% 8/15/26 (b)	500,000	491,470
4.611% 4/25/53 (b)	100,000	86,270
4.75% 12/7/46	508,000	428,020
4.897% 7/25/33 (b)	200,000	192,929
4.9% 11/17/45	97,000	84,389
5.013% 4/4/51 (b)	280,000	256,196
5.375% 11/2/43	100,000	93,994
5.389% 4/24/34 (b)	580,000	580,765
5.606% 1/15/44	200,000	190,890
Westpac Banking Corp.:
U.S. TREASURY 1 YEAR INDEX + 2.680% 5.405% 8/10/33 (b)(d)	100,000	94,717
2.894% 2/4/30 (b)	390,000	363,648
3.02% 11/18/36 (b)	130,000	99,858
3.35% 3/8/27	670,000	637,114
4.043% 8/26/27	230,000	225,079
4.11% 7/24/34 (b)	270,000	238,779
4.322% 11/23/31 (b)	270,000	252,219
		69,563,188
Capital Markets - 1.7%
Ameriprise Financial, Inc. 3% 4/2/25	210,000	201,044
Ares Capital Corp.:
2.875% 6/15/27	100,000	87,128
3.2% 11/15/31	100,000	76,284
3.875% 1/15/26	200,000	185,633
4.2% 6/10/24	180,000	175,527
4.25% 3/1/25	100,000	95,279
Bank of New York Mellon Corp.:
0.35% 12/7/23	830,000	808,828
1.8% 7/28/31	170,000	134,072
2.1% 10/24/24	370,000	354,226
4.414% 7/24/26 (b)	500,000	490,012
4.543% 2/1/29 (b)	560,000	550,342
BlackRock, Inc.:
2.4% 4/30/30	200,000	173,994
3.2% 3/15/27	220,000	211,473
3.5% 3/18/24	120,000	118,134
Brookfield Finance, Inc.:
2.724% 4/15/31	330,000	271,869
3.5% 3/30/51	100,000	65,456
3.9% 1/25/28	190,000	177,636
Charles Schwab Corp.:
0.75% 3/18/24	640,000	614,681
0.9% 3/11/26	460,000	403,533
1.65% 3/11/31	197,000	148,947
2% 3/20/28	120,000	102,999
2.9% 3/3/32	160,000	131,290
CI Financial Corp. 3.2% 12/17/30	220,000	164,992
CME Group, Inc.:
3.75% 6/15/28	140,000	135,923
5.3% 9/15/43	100,000	103,001
Credit Suisse AG:
0.495% 2/2/24	700,000	668,626
1.25% 8/7/26	1,010,000	863,500
Credit Suisse Group AG 3.8% 6/9/23	500,000	499,000
Credit Suisse U.S.A., Inc. 7.125% 7/15/32	100,000	110,152
Deutsche Bank AG 4.1% 1/13/26	700,000	665,135
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (b)	250,000	215,099
3.547% 9/18/31 (b)	150,000	124,752
3.7% 5/30/24	360,000	349,450
3.729% 1/14/32 (b)	250,000	187,324
4.1% 1/13/26	154,000	143,528
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (b)	110,000	100,710
1.093% 12/9/26 (b)	1,000,000	893,785
1.948% 10/21/27 (b)	600,000	534,362
2.383% 7/21/32 (b)	1,250,000	1,006,464
2.615% 4/22/32 (b)	460,000	379,449
2.908% 7/21/42 (b)	470,000	326,572
3.102% 2/24/33 (b)	140,000	118,718
3.85% 1/26/27	960,000	922,205
4.017% 10/31/38 (b)	100,000	84,302
4.482% 8/23/28 (b)	820,000	796,654
4.8% 7/8/44	120,000	108,425
5.15% 5/22/45	330,000	304,462
6.25% 2/1/41	220,000	235,033
6.75% 10/1/37	262,000	279,620
Intercontinental Exchange, Inc.:
1.85% 9/15/32	160,000	124,064
2.65% 9/15/40	160,000	113,339
3% 9/15/60	100,000	63,414
3.1% 9/15/27	150,000	140,896
3.75% 9/21/28	100,000	95,764
4.25% 9/21/48	120,000	102,042
4.6% 3/15/33	100,000	97,144
5.2% 6/15/62	210,000	208,122
Jefferies Financial Group, Inc.:
2.75% 10/15/32	110,000	85,111
4.15% 1/23/30	127,000	114,968
4.85% 1/15/27	110,000	108,591
Lazard Group LLC 4.5% 9/19/28	100,000	94,571
Moody's Corp.:
2% 8/19/31	140,000	113,428
2.55% 8/18/60	100,000	55,215
4.875% 12/17/48	120,000	110,306
Morgan Stanley:
CME Term SOFR 3 Month Index + 1.430% 4.457% 4/22/39 (b)(d)	250,000	223,924
0.79% 5/30/25 (b)	150,000	142,166
1.164% 10/21/25 (b)	100,000	93,390
1.512% 7/20/27 (b)	470,000	418,543
1.593% 5/4/27 (b)	1,100,000	989,302
1.794% 2/13/32 (b)	260,000	202,172
2.188% 4/28/26 (b)	200,000	188,823
2.239% 7/21/32 (b)	470,000	374,943
2.484% 9/16/36 (b)	290,000	218,881
3.625% 1/20/27	160,000	153,316
3.772% 1/24/29 (b)	180,000	168,749
4.375% 1/22/47	324,000	283,443
5.123% 2/1/29 (b)	500,000	497,501
5.164% 4/20/29 (b)	630,000	627,943
5.25% 4/21/34 (b)	630,000	625,623
5.297% 4/20/37 (b)	330,000	314,207
5.597% 3/24/51 (b)	190,000	196,501
6.375% 7/24/42	528,000	582,129
NASDAQ, Inc.:
1.65% 1/15/31	160,000	125,846
2.5% 12/21/40	100,000	65,653
Nomura Holdings, Inc.:
1.851% 7/16/25	666,000	612,039
2.999% 1/22/32	290,000	235,514
Northern Trust Corp. 1.95% 5/1/30	150,000	123,805
S&P Global, Inc.:
1.25% 8/15/30	120,000	95,254
2.45% 3/1/27	300,000	278,448
2.95% 1/22/27	220,000	208,693
3.9% 3/1/62	200,000	161,140
State Street Corp.:
1.684% 11/18/27 (b)	335,000	299,204
3.031% 11/1/34 (b)	170,000	146,114
4.164% 8/4/33 (b)	110,000	102,277
4.821% 1/26/34 (b)	100,000	97,562
		26,379,710
Consumer Finance - 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.75% 10/29/24	240,000	225,231
2.45% 10/29/26	400,000	356,683
2.875% 8/14/24	150,000	144,092
3% 10/29/28	250,000	216,758
3.4% 10/29/33	250,000	198,930
3.85% 10/29/41	250,000	187,597
4.45% 10/1/25	150,000	144,287
4.5% 9/15/23	164,000	163,270
Ally Financial, Inc.:
2.2% 11/2/28	100,000	79,745
3.05% 6/5/23	340,000	339,792
4.75% 6/9/27	100,000	93,345
5.125% 9/30/24	510,000	498,063
5.8% 5/1/25	150,000	148,253
8% 11/1/31	100,000	104,268
American Express Co.:
2.5% 7/30/24	464,000	448,920
3.3% 5/3/27	510,000	480,980
3.95% 8/1/25	400,000	390,294
4.989% 5/26/33 (b)	150,000	145,261
Capital One Financial Corp.:
2.359% 7/29/32 (b)	110,000	78,345
3.3% 10/30/24	230,000	221,689
3.8% 1/31/28	438,000	405,686
5.247% 7/26/30 (b)	470,000	445,228
Discover Financial Services 4.5% 1/30/26	208,000	201,588
John Deere Capital Corp.:
1.45% 1/15/31	170,000	136,734
2.35% 3/8/27	200,000	185,183
2.8% 9/8/27	290,000	271,257
3.45% 1/10/24	1,150,000	1,138,603
4.35% 9/15/32	320,000	314,969
Synchrony Financial:
3.95% 12/1/27	380,000	328,138
4.375% 3/19/24	100,000	96,861
5.15% 3/19/29	109,000	96,531
Toyota Motor Credit Corp.:
0.5% 8/14/23	380,000	376,277
1.15% 8/13/27	470,000	410,812
1.65% 1/10/31	180,000	145,474
1.9% 9/12/31	210,000	170,708
2.9% 4/17/24	750,000	734,359
3.2% 1/11/27	810,000	770,978
		10,895,189
Financial Services - 0.8%
AB Svensk Exportkredit 0.25% 9/29/23	200,000	196,583
Aon Corp. / Aon Global Holdings PLC 3.9% 2/28/52	150,000	115,706
Berkshire Hathaway, Inc.:
3.125% 3/15/26	222,000	215,670
4.5% 2/11/43	110,000	104,288
Blackstone Private Credit Fund:
2.7% 1/15/25	280,000	260,946
3.25% 3/15/27	140,000	120,346
4.7% 3/24/25	350,000	337,749
BP Capital Markets America, Inc.:
2.939% 6/4/51	220,000	146,967
3% 2/24/50	130,000	88,503
3.06% 6/17/41	400,000	297,124
3.379% 2/8/61	110,000	76,583
4.234% 11/6/28	830,000	815,540
4.812% 2/13/33	150,000	148,319
Brixmor Operating Partnership LP:
4.05% 7/1/30	48,000	43,282
4.125% 6/15/26	170,000	160,232
4.125% 5/15/29	44,000	39,870
Corebridge Financial, Inc.:
3.9% 4/5/32	110,000	95,403
4.4% 4/5/52	190,000	144,604
DH Europe Finance II SARL:
2.2% 11/15/24	110,000	105,406
2.6% 11/15/29	110,000	97,862
3.4% 11/15/49	80,000	61,552
Equitable Holdings, Inc. 5% 4/20/48	120,000	101,050
Fedex Corp. 2020-1 Class AA pass-thru Trust equipment trust certificate 1.875% 8/20/35	216,580	178,091
Fidelity National Information Services, Inc.:
1.15% 3/1/26	246,000	220,443
2.25% 3/1/31	200,000	160,297
5.625% 7/15/52	100,000	94,300
Fiserv, Inc.:
2.25% 6/1/27	100,000	90,321
2.75% 7/1/24	370,000	359,200
3.5% 7/1/29	520,000	476,202
4.4% 7/1/49	100,000	82,630
Global Payments, Inc.:
1.2% 3/1/26	350,000	311,924
2.9% 5/15/30	310,000	261,450
5.95% 8/15/52	100,000	93,226
Jackson Financial, Inc.:
5.17% 6/8/27	110,000	105,184
5.67% 6/8/32	100,000	95,354
Japan International Cooperation Agency 1.75% 4/28/31	200,000	165,568
KfW:
0.25% 10/19/23	600,000	588,284
0.375% 7/18/25	208,000	191,364
0.625% 1/22/26	900,000	820,364
2.5% 11/20/24	280,000	270,956
3% 5/20/27	2,200,000	2,117,804
Landwirtschaftliche Rentenbank 3.125% 11/14/23	170,000	168,324
MasterCard, Inc.:
3.85% 3/26/50	310,000	264,058
3.95% 2/26/48	100,000	88,119
4.875% 3/9/28	210,000	215,217
National Rural Utilities Cooperative Finance Corp.:
4.15% 12/15/32	340,000	318,223
5.8% 1/15/33	110,000	116,104
PayPal Holdings, Inc.:
1.65% 6/1/25	80,000	75,257
2.3% 6/1/30	130,000	110,376
2.85% 10/1/29	280,000	249,333
5.05% 6/1/52	160,000	150,669
The Western Union Co. 2.85% 1/10/25	100,000	95,608
Visa, Inc.:
2% 8/15/50	100,000	61,058
2.05% 4/15/30	430,000	371,503
2.7% 4/15/40	120,000	92,228
3.15% 12/14/25	160,000	154,807
4.3% 12/14/45	402,000	373,142
Voya Financial, Inc. 3.65% 6/15/26	170,000	160,840
		13,521,413
Insurance - 0.7%
ACE INA Holdings, Inc.:
1.375% 9/15/30	380,000	302,492
2.85% 12/15/51	100,000	68,105
3.15% 3/15/25	310,000	300,699
3.35% 5/15/24	110,000	107,775
4.35% 11/3/45	74,000	66,060
AFLAC, Inc. 3.6% 4/1/30	200,000	184,767
Allstate Corp.:
1.45% 12/15/30	500,000	389,204
5.75% 8/15/53 (b)	160,000	156,000
American International Group, Inc.:
4.375% 6/30/50	170,000	140,571
4.5% 7/16/44	115,000	97,094
4.7% 7/10/35	200,000	180,549
4.75% 4/1/48	40,000	34,899
5.75% 4/1/48 (b)	190,000	182,495
Aon Corp. 4.5% 12/15/28	200,000	196,345
Aon PLC 4.75% 5/15/45	140,000	124,665
Arch Capital Group Ltd. 3.635% 6/30/50	107,000	78,137
Arthur J. Gallagher & Co. 5.75% 3/2/53	100,000	99,654
Athene Holding Ltd. 3.5% 1/15/31	170,000	139,941
Baylor Scott & White Holdings Series 2021, 2.839% 11/15/50	250,000	166,162
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	900,000	734,742
2.85% 10/15/50	180,000	124,043
3.85% 3/15/52	140,000	114,209
4.2% 8/15/48	130,000	116,172
4.25% 1/15/49	100,000	90,085
5.75% 1/15/40	100,000	110,480
Brighthouse Financial, Inc. 5.625% 5/15/30	199,000	187,419
Brown & Brown, Inc. 4.2% 3/17/32	140,000	126,743
CNA Financial Corp. 3.95% 5/15/24	180,000	176,401
Fairfax Financial Holdings Ltd. 4.625% 4/29/30	240,000	226,554
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	490,000	426,894
4.4% 3/15/48	30,000	25,035
Lincoln National Corp. 4.35% 3/1/48	210,000	148,132
Manulife Financial Corp. 4.15% 3/4/26	510,000	496,957
Markel Group, Inc. 5% 5/20/49	120,000	107,181
Marsh & McLennan Companies, Inc.:
3.5% 3/10/25	190,000	185,352
3.875% 3/15/24	170,000	167,776
4.2% 3/1/48	40,000	33,434
4.375% 3/15/29	120,000	117,132
4.75% 3/15/39	120,000	111,204
4.9% 3/15/49	120,000	110,067
MetLife, Inc.:
4.125% 8/13/42	180,000	148,778
4.55% 3/23/30	110,000	108,348
4.6% 5/13/46	272,000	238,103
5% 7/15/52	120,000	109,118
6.4% 12/15/66 (b)	100,000	98,548
Pricoa Global Funding I 5.625% 6/15/43 (b)	300,000	299,850
Principal Financial Group, Inc.:
2.125% 6/15/30	160,000	129,938
3.4% 5/15/25	390,000	375,157
Progressive Corp.:
2.5% 3/15/27	270,000	250,418
3% 3/15/32	160,000	141,157
3.2% 3/26/30	200,000	181,470
4.2% 3/15/48	100,000	85,167
Prudential Financial, Inc.:
3% 3/10/40	110,000	81,730
3.878% 3/27/28	45,000	43,436
4.35% 2/25/50	180,000	150,729
4.418% 3/27/48	100,000	83,373
4.6% 5/15/44	110,000	95,857
5.125% 3/1/52 (b)	140,000	125,528
5.7% 12/14/36	120,000	125,964
5.7% 9/15/48 (b)	74,000	71,780
Prudential Funding Asia PLC 3.125% 4/14/30	100,000	89,022
Reinsurance Group of America, Inc. 3.9% 5/15/29	120,000	110,946
The Chubb Corp. 6.5% 5/15/38	58,000	66,252
The Travelers Companies, Inc.:
2.55% 4/27/50	100,000	63,292
3.05% 6/8/51	100,000	69,984
4.05% 3/7/48	74,000	61,586
6.25% 6/15/37	256,000	284,658
Unum Group 5.75% 8/15/42	110,000	100,735
Willis Group North America, Inc. 4.5% 9/15/28	324,000	308,796
		11,051,346
TOTAL FINANCIALS		131,410,846
HEALTH CARE - 2.6%
Biotechnology - 0.5%
AbbVie, Inc.:
2.6% 11/21/24	120,000	115,544
2.95% 11/21/26	100,000	94,336
3.2% 11/21/29	1,230,000	1,116,399
4.05% 11/21/39	210,000	180,105
4.25% 11/14/28	92,000	90,127
4.25% 11/21/49	470,000	398,094
4.3% 5/14/36	25,000	23,040
4.45% 5/14/46	280,000	241,342
4.55% 3/15/35	50,000	47,660
4.75% 3/15/45	420,000	380,099
Amgen, Inc.:
1.65% 8/15/28	550,000	473,794
1.9% 2/21/25	100,000	94,579
2.8% 8/15/41	200,000	140,458
3.15% 2/21/40	320,000	240,982
3.2% 11/2/27	70,000	65,843
3.375% 2/21/50	210,000	149,762
4.2% 3/1/33	130,000	121,905
4.4% 5/1/45	188,000	159,189
4.4% 2/22/62	110,000	88,624
4.563% 6/15/48	120,000	104,666
4.663% 6/15/51	100,000	88,063
4.875% 3/1/53	130,000	117,531
4.95% 10/1/41	100,000	92,027
5.15% 3/2/28	400,000	403,308
5.25% 3/2/30	600,000	604,657
5.25% 3/2/33	310,000	311,095
5.6% 3/2/43	250,000	247,615
5.65% 3/2/53	460,000	460,172
Biogen, Inc.:
2.25% 5/1/30	100,000	83,734
3.15% 5/1/50	100,000	67,384
3.25% 2/15/51	150,000	102,626
Gilead Sciences, Inc.:
1.65% 10/1/30	590,000	481,704
2.8% 10/1/50	180,000	120,017
2.95% 3/1/27	430,000	405,898
4.15% 3/1/47	112,000	95,721
4.6% 9/1/35	100,000	96,499
4.75% 3/1/46	240,000	224,491
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	120,000	96,703
		8,425,793
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories 5.3% 5/27/40	390,000	404,863
Baxter International, Inc.:
1.915% 2/1/27	330,000	294,113
2.539% 2/1/32	330,000	266,876
Becton, Dickinson & Co.:
3.7% 6/6/27	60,000	57,546
4.669% 6/6/47	290,000	261,191
Boston Scientific Corp.:
4% 3/1/29	100,000	94,621
4.7% 3/1/49	230,000	212,442
GE Healthcare Holding LLC:
5.65% 11/15/27 (c)	120,000	122,423
5.905% 11/22/32 (c)	230,000	240,255
6.377% 11/22/52 (c)	100,000	109,018
Medtronic, Inc. 4.375% 3/15/35	280,000	271,488
Stryker Corp.:
1.95% 6/15/30	100,000	83,336
2.9% 6/15/50	200,000	136,181
Zimmer Biomet Holdings, Inc.:
3.55% 4/1/25	175,000	169,419
3.55% 3/20/30	194,000	170,461
		2,894,233
Health Care Providers & Services - 1.0%
Aetna, Inc. 3.875% 8/15/47	180,000	138,142
AHS Hospital Corp. 2.78% 7/1/51	250,000	160,854
Allina Health System, Inc. 3.887% 4/15/49	40,000	31,739
AmerisourceBergen Corp. 2.8% 5/15/30	140,000	122,231
Banner Health:
2.907% 1/1/42	400,000	290,761
2.913% 1/1/51	150,000	99,937
Baptist Healthcare System Obli 3.54% 8/15/50	125,000	92,442
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	89,000	71,542
Cardinal Health, Inc.:
3.41% 6/15/27	290,000	276,248
4.368% 6/15/47	30,000	24,117
Centene Corp.:
2.625% 8/1/31	300,000	239,907
3.375% 2/15/30	400,000	344,884
4.25% 12/15/27	410,000	385,310
Children's Hospital of Philadelphia 2.704% 7/1/50	98,000	64,047
Cigna Group:
3.75% 7/15/23	37,000	36,902
4.125% 11/15/25	99,000	96,943
4.375% 10/15/28	100,000	97,475
4.8% 8/15/38	290,000	272,442
4.8% 7/15/46	230,000	205,489
4.9% 12/15/48	300,000	272,954
5.4% 3/15/33	300,000	305,959
CommonSpirit Health:
3.91% 10/1/50	150,000	114,248
4.35% 11/1/42	160,000	136,481
CVS Health Corp.:
1.75% 8/21/30	735,000	590,738
2.7% 8/21/40	400,000	275,999
2.875% 6/1/26	60,000	56,752
3% 8/15/26	38,000	35,819
3.25% 8/15/29	250,000	226,034
4.125% 4/1/40	100,000	83,219
4.3% 3/25/28	1,000,000	974,536
4.78% 3/25/38	512,000	473,544
5.05% 3/25/48	250,000	225,821
5.125% 7/20/45	270,000	246,013
5.3% 6/1/33	100,000	100,206
6.125% 9/15/39	100,000	102,536
Elevance Health, Inc.:
2.375% 1/15/25	1,100,000	1,050,964
4.101% 3/1/28	130,000	126,424
4.55% 3/1/48	80,000	70,191
4.625% 5/15/42	150,000	134,161
5.1% 1/15/44	132,000	124,535
6.1% 10/15/52	290,000	312,993
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	120,000	90,706
HCA Holdings, Inc.:
4.125% 6/15/29	242,000	224,691
5.125% 6/15/39	100,000	91,513
5.25% 6/15/49	120,000	105,850
5.5% 6/15/47	610,000	558,295
Humana, Inc.:
1.35% 2/3/27	170,000	149,202
2.15% 2/3/32	170,000	135,191
3.125% 8/15/29	100,000	89,481
3.95% 8/15/49	100,000	79,174
5.875% 3/1/33	170,000	178,549
Indiana University Health, Inc. 2.852% 11/1/51	200,000	133,262
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	104,000	76,468
Kaiser Foundation Hospitals:
2.81% 6/1/41	290,000	211,035
3.266% 11/1/49	110,000	80,871
4.15% 5/1/47	60,000	52,207
Memorial Sloan-Kettring Cancer Center 2.955% 1/1/50	160,000	110,348
MidMichigan Health 3.409% 6/1/50	42,000	29,208
Novant Health, Inc. 3.168% 11/1/51	110,000	77,408
Orlando Health Obligated Group 3.327% 10/1/50	68,000	48,538
Piedmont Healthcare, Inc. 2.719% 1/1/42	150,000	104,377
Providence St. Joseph Health Obligated Group 2.7% 10/1/51	280,000	165,160
Sutter Health 3.361% 8/15/50	170,000	118,737
Trinity Health Corp. 2.632% 12/1/40	50,000	35,223
UnitedHealth Group, Inc.:
1.25% 1/15/26	223,000	204,804
2% 5/15/30	170,000	144,260
2.3% 5/15/31	270,000	230,411
2.375% 8/15/24	100,000	96,873
2.875% 8/15/29	150,000	136,195
2.9% 5/15/50	307,000	212,436
3.05% 5/15/41	100,000	76,732
3.25% 5/15/51	100,000	72,954
3.375% 4/15/27	220,000	211,313
3.45% 1/15/27	370,000	357,541
3.5% 2/15/24	100,000	98,676
3.7% 8/15/49	90,000	71,463
3.85% 6/15/28	240,000	232,846
4.25% 1/15/29	300,000	295,524
4.45% 12/15/48	68,000	61,214
4.75% 7/15/45	182,000	171,583
4.95% 5/15/62	160,000	151,137
5.05% 4/15/53	250,000	245,453
5.25% 2/15/28	100,000	102,925
5.35% 2/15/33	100,000	104,225
5.95% 2/15/41	100,000	107,365
6.05% 2/15/63	210,000	231,874
6.625% 11/15/37	310,000	355,351
6.875% 2/15/38	126,000	149,767
West Virginia University Health System Obligated Group 3.129% 6/1/50	70,000	46,460
		16,206,415
Life Sciences Tools & Services - 0.1%
Danaher Corp. 2.6% 10/1/50	245,000	160,733
Revvity, Inc.:
0.85% 9/15/24	100,000	94,198
2.25% 9/15/31	100,000	80,260
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	300,000	266,630
2.8% 10/15/41	180,000	132,803
		734,624
Pharmaceuticals - 0.8%
AstraZeneca Finance LLC:
1.2% 5/28/26	170,000	153,930
2.25% 5/28/31	170,000	144,469
4.875% 3/3/33	380,000	387,103
AstraZeneca PLC:
1.375% 8/6/30	240,000	194,187
3.125% 6/12/27	140,000	133,321
4% 9/18/42	100,000	88,586
6.45% 9/15/37	149,000	171,784
Bayer U.S. Finance II LLC 2.85% 4/15/25 (c)	177,000	167,468
Bristol-Myers Squibb Co.:
2.35% 11/13/40	210,000	146,433
2.55% 11/13/50	410,000	260,955
2.9% 7/26/24	160,000	156,217
3.2% 6/15/26	66,000	63,695
3.4% 7/26/29	31,000	29,176
3.9% 2/20/28	270,000	265,154
3.9% 3/15/62	120,000	93,685
4.125% 6/15/39	100,000	90,511
4.25% 10/26/49	100,000	87,199
4.35% 11/15/47	100,000	89,173
4.55% 2/20/48	159,000	145,429
Eli Lilly & Co.:
2.25% 5/15/50	200,000	128,092
3.95% 3/15/49	100,000	88,355
4.15% 3/15/59	100,000	87,746
4.875% 2/27/53	60,000	60,445
GlaxoSmithKline Capital PLC 3% 6/1/24	310,000	303,223
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	151,000	173,313
GSK Consumer Healthcare Capital 3.125% 3/24/25	340,000	326,962
GSK Consumer Healthcare Capital U.S. LLC:
3.375% 3/24/27	250,000	236,229
3.625% 3/24/32	250,000	224,446
Johnson & Johnson:
0.55% 9/1/25	100,000	91,961
1.3% 9/1/30	100,000	82,743
2.1% 9/1/40	440,000	307,566
2.25% 9/1/50	100,000	65,077
2.45% 9/1/60	200,000	126,666
3.4% 1/15/38	238,000	208,888
4.5% 12/5/43	100,000	98,951
Merck & Co., Inc.:
2.15% 12/10/31	380,000	318,349
2.35% 6/24/40	210,000	148,492
2.45% 6/24/50	200,000	129,027
2.75% 12/10/51	150,000	102,236
3.6% 9/15/42	130,000	108,161
3.7% 2/10/45	322,000	271,280
4.5% 5/17/33	400,000	399,127
Mylan NV:
5.2% 4/15/48	74,000	55,878
5.4% 11/29/43	100,000	80,572
Novartis Capital Corp.:
2.75% 8/14/50	150,000	105,765
4.4% 5/6/44	120,000	113,374
Pfizer Investment Enterprises:
4.45% 5/19/28	500,000	498,149
4.65% 5/19/30	300,000	300,336
4.75% 5/19/33	360,000	361,444
5.11% 5/19/43	200,000	198,759
5.3% 5/19/53	278,000	286,194
Pfizer, Inc.:
2.55% 5/28/40	120,000	87,110
2.7% 5/28/50	100,000	69,539
3.2% 9/15/23	80,000	79,513
3.45% 3/15/29	100,000	95,160
3.9% 3/15/39	70,000	61,839
4% 12/15/36	190,000	177,202
4% 3/15/49	300,000	261,555
4.3% 6/15/43	106,000	96,576
4.4% 5/15/44	110,000	103,117
7.2% 3/15/39	230,000	285,788
Pharmacia LLC 6.6% 12/1/28 (b)	190,000	208,799
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	444,000	418,976
Takeda Pharmaceutical Co. Ltd. 3.025% 7/9/40	330,000	246,613
Viatris, Inc.:
2.7% 6/22/30	428,000	343,951
3.85% 6/22/40	100,000	67,246
4% 6/22/50	70,000	44,970
Wyeth LLC 5.95% 4/1/37	50,000	54,986
Zoetis, Inc.:
3% 9/12/27	50,000	47,025
3.95% 9/12/47	180,000	146,722
		11,852,968
TOTAL HEALTH CARE		40,114,033
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.5%
General Dynamics Corp.:
3.25% 4/1/25	1,040,000	1,010,691
3.75% 5/15/28	100,000	96,496
4.25% 4/1/40	104,000	95,157
4.25% 4/1/50	30,000	27,119
Huntington Ingalls Industries, Inc. 3.483% 12/1/27	170,000	157,166
L3Harris Technologies, Inc. 1.8% 1/15/31	435,000	347,805
Lockheed Martin Corp.:
4.07% 12/15/42	110,000	97,205
4.09% 9/15/52	119,000	102,538
4.15% 6/15/53	150,000	130,181
4.7% 5/15/46	136,000	130,716
5.1% 11/15/27	210,000	215,962
5.9% 11/15/63	150,000	167,402
6.15% 9/1/36	100,000	111,074
Northrop Grumman Corp.:
2.93% 1/15/25	120,000	115,719
3.25% 1/15/28	100,000	94,166
4.03% 10/15/47	328,000	274,411
4.75% 6/1/43	110,000	101,353
5.15% 5/1/40	150,000	147,134
Raytheon Technologies Corp.:
1.9% 9/1/31	470,000	377,468
2.82% 9/1/51	210,000	138,076
3.65% 8/16/23	13,000	12,944
3.75% 11/1/46	100,000	79,487
3.95% 8/16/25	80,000	78,519
4.125% 11/16/28	400,000	386,976
4.35% 4/15/47	100,000	87,157
4.45% 11/16/38	360,000	333,726
4.5% 6/1/42	40,000	36,527
4.875% 10/15/40	210,000	197,540
5.7% 4/15/40	160,000	164,613
The Boeing Co.:
2.75% 2/1/26	140,000	131,120
2.95% 2/1/30	220,000	191,753
3.2% 3/1/29	320,000	288,133
3.375% 6/15/46	120,000	82,888
3.75% 2/1/50	70,000	51,571
4.875% 5/1/25	1,090,000	1,078,879
5.705% 5/1/40	700,000	689,619
5.805% 5/1/50	320,000	313,280
6.875% 3/15/39	160,000	175,295
		8,317,866
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.4% 5/15/31	200,000	166,305
3.25% 5/15/41	180,000	132,875
4.05% 2/15/48	80,000	62,852
4.1% 2/1/45	130,000	104,457
4.25% 5/15/30	130,000	125,140
4.9% 1/15/34	100,000	97,678
4.95% 10/17/48	80,000	72,064
5.25% 5/15/50	98,000	92,807
United Parcel Service, Inc.:
3.05% 11/15/27	150,000	142,322
3.9% 4/1/25	350,000	344,992
4.45% 4/1/30	150,000	149,867
5.2% 4/1/40	100,000	101,777
5.3% 4/1/50	82,000	85,275
6.2% 1/15/38	234,000	261,770
		1,940,181
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25	300,000	284,239
2.493% 2/15/27	100,000	91,690
2.722% 2/15/30	100,000	86,149
3.377% 4/5/40	150,000	113,071
3.577% 4/5/50	100,000	71,864
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
1.75% 9/15/30	300,000	243,695
2% 9/16/31	180,000	145,376
Masco Corp.:
2% 2/15/31	90,000	71,204
3.125% 2/15/51	50,000	31,226
Owens Corning:
3.4% 8/15/26	100,000	95,066
4.3% 7/15/47	110,000	89,867
		1,323,447
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.45% 2/15/31	500,000	394,739
3.95% 5/15/28	200,000	192,495
Waste Management, Inc.:
1.5% 3/15/31	140,000	111,344
2.5% 11/15/50	150,000	94,354
3.15% 11/15/27	50,000	47,314
		840,246
Electrical Equipment - 0.1%
Eaton Corp.:
4.15% 3/15/33	230,000	219,884
4.15% 11/2/42	100,000	87,142
Emerson Electric Co. 2.8% 12/21/51	220,000	144,730
Regal Rexnord Corp. 6.3% 2/15/30 (c)	290,000	289,318
		741,074
Ground Transportation - 0.4%
Burlington Northern Santa Fe LLC:
2.875% 6/15/52	100,000	67,611
3.05% 2/15/51	30,000	21,004
3.25% 6/15/27	550,000	526,790
3.3% 9/15/51	140,000	102,594
4.05% 6/15/48	182,000	153,794
4.15% 12/15/48	100,000	85,700
4.45% 3/15/43	151,000	136,309
5.15% 9/1/43	100,000	98,598
5.75% 5/1/40	100,000	104,899
Canadian National Railway Co.:
2.45% 5/1/50	290,000	181,573
3.65% 2/3/48	100,000	80,735
Canadian Pacific Railway Co.:
1.75% 12/2/26	200,000	181,450
2.45% 12/2/31	200,000	176,885
3.1% 12/2/51	200,000	138,532
3.5% 5/1/50	160,000	120,974
4.8% 8/1/45	230,000	215,554
CSX Corp.:
3.35% 11/1/25	250,000	240,980
3.8% 3/1/28	50,000	48,166
4.25% 3/15/29	150,000	146,775
4.3% 3/1/48	210,000	179,602
4.65% 3/1/68	230,000	200,660
4.75% 11/15/48	160,000	145,323
6.15% 5/1/37	100,000	108,470
Norfolk Southern Corp.:
2.9% 6/15/26	370,000	350,496
3.155% 5/15/55	100,000	66,872
3.8% 8/1/28	72,000	69,202
3.95% 10/1/42	305,000	251,440
4.1% 5/15/21	200,000	137,107
4.15% 2/28/48	100,000	81,924
Union Pacific Corp.:
2.15% 2/5/27	120,000	110,819
2.75% 3/1/26	360,000	343,010
2.891% 4/6/36	390,000	313,963
3.25% 2/5/50	270,000	198,782
3.375% 2/14/42	150,000	119,469
3.646% 2/15/24	180,000	177,634
3.799% 4/6/71	170,000	128,938
3.85% 2/14/72	230,000	175,058
4% 4/15/47	90,000	74,615
5.15% 1/20/63	150,000	148,030
		6,210,337
Industrial Conglomerates - 0.1%
3M Co.:
2.25% 9/19/26	330,000	303,870
2.375% 8/26/29	270,000	231,872
2.875% 10/15/27	210,000	193,429
3.25% 8/26/49	100,000	68,029
3.375% 3/1/29	110,000	101,202
3.7% 4/15/50	96,000	72,383
5.7% 3/15/37	100,000	102,695
General Electric Co.:
4.25% 5/1/40	50,000	41,823
4.35% 5/1/50	170,000	144,822
4.5% 3/11/44	200,000	176,464
Honeywell International, Inc.:
1.35% 6/1/25	100,000	93,714
1.95% 6/1/30	100,000	84,245
2.3% 8/15/24	190,000	183,980
2.7% 8/15/29	110,000	99,650
2.8% 6/1/50	200,000	145,654
5% 2/15/33	210,000	216,187
		2,260,019
Machinery - 0.3%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	190,000	187,623
0.45% 5/17/24	670,000	640,056
1.1% 9/14/27	540,000	468,190
Caterpillar, Inc.:
2.6% 4/9/30	210,000	187,032
3.25% 9/19/49	170,000	131,530
3.25% 4/9/50	130,000	101,123
Cummins, Inc. 1.5% 9/1/30	190,000	155,168
Deere & Co. 2.875% 9/7/49	190,000	140,636
Illinois Tool Works, Inc.:
3.5% 3/1/24	450,000	444,317
3.9% 9/1/42	100,000	87,595
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29	180,000	169,281
Otis Worldwide Corp.:
2.293% 4/5/27	170,000	155,300
2.565% 2/15/30	100,000	86,480
3.362% 2/15/50	80,000	57,620
Parker Hannifin Corp.:
2.7% 6/14/24	300,000	291,665
3.25% 6/14/29	210,000	192,483
4% 6/14/49	110,000	90,403
Stanley Black & Decker, Inc.:
2.75% 11/15/50	151,000	87,862
3% 5/15/32	120,000	100,335
6% 3/6/28	100,000	102,348
		3,877,047
Passenger Airlines - 0.0%
American Airlines Pass Through Trust equipment trust certificate 2.875% 1/11/36	204,370	169,217
Southwest Airlines Co.:
5.125% 6/15/27	251,000	249,826
5.25% 5/4/25	130,000	129,350
United Airlines 2020-1 Class B Pass Through Trust 4.875% 7/15/27	134,260	128,126
		676,519
Professional Services - 0.1%
Leidos, Inc. 5.75% 3/15/33	140,000	139,012
Thomson Reuters Corp. 4.3% 11/23/23	1,200,000	1,189,423
		1,328,435
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
0.7% 2/15/24	680,000	655,670
2.2% 1/15/27	140,000	123,607
3.625% 12/1/27	140,000	127,556
4.625% 10/1/28	350,000	328,309
W.W. Grainger, Inc. 3.75% 5/15/46	120,000	95,970
		1,331,112
TOTAL INDUSTRIALS		28,846,283
INFORMATION TECHNOLOGY - 2.3%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
5.5% 1/15/40	192,000	202,345
5.9% 2/15/39	100,000	109,992
		312,337
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp. 2.2% 9/15/31	140,000	114,481
Corning, Inc. 5.35% 11/15/48	300,000	287,763
Dell International LLC/EMC Corp.:
4.9% 10/1/26	450,000	447,027
5.3% 10/1/29	90,000	89,656
8.1% 7/15/36	310,000	358,752
8.35% 7/15/46	92,000	108,661
Keysight Technologies, Inc. 4.55% 10/30/24	130,000	127,994
Teledyne Technologies, Inc.:
2.25% 4/1/28	100,000	88,416
2.75% 4/1/31	100,000	84,702
Tyco Electronics Group SA 4.5% 2/13/26	200,000	198,907
Vontier Corp. 1.8% 4/1/26	180,000	160,027
		2,066,386
IT Services - 0.2%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	430,000	384,712
IBM Corp.:
1.95% 5/15/30	100,000	83,204
2.85% 5/15/40	110,000	79,337
2.95% 5/15/50	100,000	65,536
3% 5/15/24	100,000	97,691
3.5% 5/15/29	170,000	158,844
3.625% 2/12/24	1,460,000	1,441,587
4.15% 5/15/39	200,000	174,966
4.7% 2/19/46	204,000	180,948
5.6% 11/30/39	180,000	183,869
		2,850,694
Semiconductors & Semiconductor Equipment - 0.7%
Analog Devices, Inc.:
2.1% 10/1/31	140,000	116,572
2.8% 10/1/41	150,000	111,181
2.95% 4/1/25	240,000	232,386
Applied Materials, Inc.:
4.35% 4/1/47	90,000	83,357
5.1% 10/1/35	120,000	122,636
Broadcom Corp./Broadcom Cayman LP 3.875% 1/15/27	100,000	96,136
Broadcom, Inc.:
2.45% 2/15/31 (c)	160,000	129,194
2.6% 2/15/33 (c)	100,000	77,765
3.137% 11/15/35 (c)	100,000	76,239
3.15% 11/15/25	230,000	219,512
3.419% 4/15/33 (c)	190,000	157,801
3.459% 9/15/26	432,000	411,685
3.469% 4/15/34 (c)	230,000	187,670
3.75% 2/15/51 (c)	420,000	303,049
4.15% 4/15/32 (c)	100,000	90,021
4.3% 11/15/32	410,000	372,858
4.926% 5/15/37 (c)	100,000	89,936
5% 4/15/30	292,000	286,942
Intel Corp.:
2% 8/12/31	50,000	40,700
2.45% 11/15/29	720,000	624,199
3.05% 8/12/51	50,000	32,844
3.25% 11/15/49	180,000	122,895
3.734% 12/8/47	110,000	83,847
4.15% 8/5/32	110,000	104,430
4.6% 3/25/40	110,000	100,972
4.75% 3/25/50	390,000	342,729
4.875% 2/10/28	120,000	120,868
5.05% 8/5/62	370,000	328,775
5.2% 2/10/33	540,000	543,296
5.7% 2/10/53	120,000	118,542
KLA Corp.:
4.65% 7/15/32	270,000	269,816
5.25% 7/15/62	120,000	117,358
Lam Research Corp.:
2.875% 6/15/50	150,000	103,103
4% 3/15/29	210,000	204,355
Marvell Technology, Inc. 2.45% 4/15/28	120,000	104,709
Microchip Technology, Inc. 0.983% 9/1/24	170,000	160,135
Micron Technology, Inc.:
4.663% 2/15/30	120,000	113,351
5.327% 2/6/29	310,000	305,655
5.375% 4/15/28	300,000	295,979
NVIDIA Corp.:
2% 6/15/31	480,000	403,922
3.5% 4/1/50	167,000	133,960
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.65% 2/15/32	300,000	241,181
3.25% 5/11/41	190,000	134,520
3.875% 6/18/26	140,000	134,794
4.3% 6/18/29	100,000	94,261
Qualcomm, Inc.:
2.15% 5/20/30	380,000	325,451
4.3% 5/20/47	213,000	188,624
4.5% 5/20/52	180,000	160,119
4.8% 5/20/45	130,000	123,959
Texas Instruments, Inc.:
2.9% 11/3/27	160,000	150,973
3.875% 3/15/39	210,000	185,316
4.9% 3/14/33	270,000	276,829
		9,957,407
Software - 0.7%
Adobe, Inc. 2.15% 2/1/27	240,000	221,907
Autodesk, Inc. 2.85% 1/15/30	140,000	123,745
Microsoft Corp.:
2.4% 8/8/26	520,000	493,133
2.525% 6/1/50	280,000	192,738
2.675% 6/1/60	200,000	133,702
2.921% 3/17/52	170,000	125,792
3.3% 2/6/27	1,650,000	1,613,386
3.45% 8/8/36	610,000	557,740
3.75% 2/12/45	100,000	89,955
5.3% 2/8/41	280,000	307,551
Oracle Corp.:
2.5% 4/1/25	1,290,000	1,229,807
2.65% 7/15/26	100,000	93,269
2.875% 3/25/31	820,000	697,165
3.25% 11/15/27	600,000	559,672
3.6% 4/1/40	230,000	174,143
3.6% 4/1/50	210,000	144,935
3.8% 11/15/37	240,000	194,995
3.85% 4/1/60	340,000	229,252
3.9% 5/15/35	100,000	85,651
3.95% 3/25/51	200,000	146,682
4% 11/15/47	388,000	289,076
4.1% 3/25/61	720,000	512,905
4.375% 5/15/55	200,000	154,602
5.375% 7/15/40	270,000	257,301
6.125% 7/8/39	114,000	116,954
6.25% 11/9/32	150,000	158,621
Roper Technologies, Inc.:
1% 9/15/25	60,000	54,695
1.4% 9/15/27	60,000	52,010
1.75% 2/15/31	60,000	47,463
2% 6/30/30	400,000	328,066
Salesforce, Inc.:
1.5% 7/15/28	140,000	122,201
1.95% 7/15/31	100,000	82,896
2.9% 7/15/51	300,000	206,052
3.7% 4/11/28	140,000	136,455
VMware, Inc. 1.4% 8/15/26	690,000	611,003
		10,545,520
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.:
0.7% 2/8/26	2,500,000	2,273,404
1.125% 5/11/25	500,000	468,502
1.7% 8/5/31	280,000	232,835
2.05% 9/11/26	290,000	270,619
2.375% 2/8/41	440,000	323,012
2.55% 8/20/60	110,000	71,137
2.85% 8/5/61	490,000	327,843
2.95% 9/11/49	180,000	132,401
3% 2/9/24	650,000	641,562
3% 11/13/27	890,000	849,490
3.35% 2/9/27	240,000	233,703
3.75% 11/13/47	90,000	77,172
4% 5/10/28	500,000	497,880
4.3% 5/10/33	1,000,000	1,002,273
4.375% 5/13/45	120,000	113,440
4.45% 5/6/44	100,000	97,722
4.5% 2/23/36	110,000	112,638
4.65% 2/23/46	201,000	199,261
Hewlett Packard Enterprise Co. 4.9% 10/15/25 (b)	1,108,000	1,100,730
HP, Inc.:
2.2% 6/17/25	190,000	179,239
2.65% 6/17/31	210,000	169,265
3.4% 6/17/30	250,000	218,756
4.2% 4/15/32	140,000	125,200
5.5% 1/15/33	100,000	98,365
		9,816,449
TOTAL INFORMATION TECHNOLOGY		35,548,793
MATERIALS - 0.7%
Chemicals - 0.4%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	100,000	92,894
2.05% 5/15/30	40,000	34,238
2.7% 5/15/40	40,000	29,757
2.8% 5/15/50	40,000	28,160
4.8% 3/3/33	120,000	122,184
Albemarle Corp. 4.65% 6/1/27	160,000	156,872
Celanese U.S. Holdings LLC 6.165% 7/15/27	520,000	523,554
CF Industries Holdings, Inc. 5.375% 3/15/44	130,000	113,985
DuPont de Nemours, Inc.:
4.493% 11/15/25	320,000	316,406
4.725% 11/15/28	100,000	99,379
5.319% 11/15/38	310,000	305,101
Eastman Chemical Co. 4.5% 12/1/28	226,000	218,918
Ecolab, Inc.:
1.3% 1/30/31	400,000	315,548
2.125% 8/15/50	150,000	88,092
International Flavors & Fragrances, Inc. 4.45% 9/26/28	130,000	122,938
Linde, Inc./Connecticut 3.2% 1/30/26	230,000	223,533
LYB International Finance BV 4% 7/15/23	87,000	86,762
LYB International Finance II BV 3.5% 3/2/27	680,000	648,899
LYB International Finance III LLC:
3.375% 10/1/40	110,000	79,084
3.625% 4/1/51	110,000	75,190
3.8% 10/1/60	100,000	65,753
Nutrien Ltd.:
3.95% 5/13/50	170,000	128,601
4.125% 3/15/35	150,000	132,887
4.2% 4/1/29	32,000	30,503
4.9% 3/27/28	220,000	218,082
5% 4/1/49	56,000	49,704
Rohm & Haas Co. 7.85% 7/15/29	120,000	135,643
Sherwin-Williams Co.:
3.125% 6/1/24	160,000	156,063
3.45% 6/1/27	210,000	199,548
4.5% 6/1/47	200,000	170,855
The Dow Chemical Co.:
2.1% 11/15/30	450,000	374,134
3.6% 11/15/50	170,000	123,774
5.55% 11/30/48	80,000	76,735
The Mosaic Co. 4.05% 11/15/27	170,000	162,705
Westlake Corp. 3.6% 8/15/26	858,000	816,795
		6,523,276
Construction Materials - 0.0%
Martin Marietta Materials, Inc.:
2.5% 3/15/30	110,000	92,806
4.25% 12/15/47	120,000	99,391
		192,197
Containers & Packaging - 0.1%
Avery Dennison Corp. 2.65% 4/30/30	140,000	117,987
Bemis Co., Inc. 4% 5/17/25	200,000	194,146
International Paper Co. 5% 9/15/35	328,000	314,310
WRKCo, Inc.:
3.9% 6/1/28	170,000	160,892
4.65% 3/15/26	400,000	392,123
		1,179,458
Metals & Mining - 0.2%
Barrick North America Finance LLC 5.7% 5/30/41	142,000	143,418
Barrick PD Australia Finance Pty Ltd. 5.95% 10/15/39	100,000	104,068
BHP Billiton Financial (U.S.A.) Ltd.:
4.125% 2/24/42	100,000	88,497
4.75% 2/28/28	230,000	231,434
5% 9/30/43	151,000	148,440
Freeport-McMoRan, Inc.:
4.625% 8/1/30	190,000	177,870
5.45% 3/15/43	160,000	145,096
Newmont Corp.:
2.25% 10/1/30	160,000	132,609
4.875% 3/15/42	100,000	92,869
5.45% 6/9/44	100,000	98,149
Nucor Corp.:
2.979% 12/15/55	110,000	69,222
3.125% 4/1/32	200,000	174,478
Rio Tinto Finance (U.S.A.) Ltd. 5.2% 11/2/40	324,000	324,955
Rio Tinto Finance (U.S.A.) PLC 5% 3/9/33	200,000	203,111
Southern Copper Corp.:
3.875% 4/23/25	210,000	203,739
5.875% 4/23/45	178,000	179,562
7.5% 7/27/35	110,000	125,263
Vale Overseas Ltd.:
3.75% 7/8/30	500,000	442,500
6.875% 11/21/36	120,000	124,200
		3,209,480
Paper & Forest Products - 0.0%
Suzano Austria GmbH:
2.5% 9/15/28	320,000	269,520
6% 1/15/29	230,000	227,125
		496,645
TOTAL MATERIALS		11,601,056
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	250,000	189,719
3.375% 8/15/31	340,000	293,692
4.85% 4/15/49	140,000	115,831
American Homes 4 Rent LP 3.375% 7/15/51	110,000	70,437
American Tower Corp.:
1.3% 9/15/25	120,000	109,537
2.1% 6/15/30	120,000	97,591
3.1% 6/15/50	120,000	76,838
3.6% 1/15/28	70,000	65,266
3.8% 8/15/29	100,000	92,267
5.65% 3/15/33	370,000	375,955
AvalonBay Communities, Inc.:
2.3% 3/1/30	408,000	345,149
3.35% 5/15/27	170,000	160,168
Boston Properties, Inc.:
2.75% 10/1/26	100,000	87,838
3.25% 1/30/31	227,000	181,665
4.5% 12/1/28	280,000	250,466
Corporate Office Properties LP 2.75% 4/15/31	110,000	82,015
Crown Castle International Corp.:
1.35% 7/15/25	90,000	82,814
2.25% 1/15/31	100,000	82,004
3.25% 1/15/51	190,000	126,763
3.65% 9/1/27	464,000	436,468
5.1% 5/1/33	180,000	177,228
EPR Properties 4.5% 6/1/27	210,000	185,408
Equinix, Inc.:
1.45% 5/15/26	200,000	179,092
2.5% 5/15/31	210,000	171,290
ERP Operating LP:
1.85% 8/1/31	240,000	189,463
2.5% 2/15/30	160,000	136,803
3.5% 3/1/28	160,000	148,976
Federal Realty Investment Trust 1.25% 2/15/26	200,000	179,829
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	310,000	303,281
Healthpeak Op LLC:
2.875% 1/15/31	430,000	365,019
3% 1/15/30	320,000	279,211
Hudson Pacific Properties LP 4.65% 4/1/29	100,000	71,270
Invitation Homes Operating Partnership LP 2.3% 11/15/28	170,000	143,012
Kilroy Realty LP 2.65% 11/15/33	100,000	66,206
Kimco Realty Op LLC:
1.9% 3/1/28	610,000	519,753
2.8% 10/1/26	216,000	198,434
National Retail Properties, Inc. 3% 4/15/52	200,000	120,538
Office Properties Income Trust 2.4% 2/1/27	100,000	62,898
Omega Healthcare Investors, Inc.:
4.5% 4/1/27	140,000	130,186
4.75% 1/15/28	201,000	184,269
Prologis LP:
1.625% 3/15/31	150,000	120,688
1.75% 2/1/31	340,000	270,824
2.125% 4/15/27	170,000	154,670
2.125% 10/15/50	100,000	55,833
Realty Income Corp.:
2.85% 12/15/32	338,000	277,059
3.25% 1/15/31	238,000	208,248
4.9% 7/15/33	150,000	144,171
Regency Centers LP 3.7% 6/15/30	150,000	134,963
Simon Property Group LP:
2% 9/13/24	420,000	401,024
2.2% 2/1/31	250,000	202,421
2.65% 7/15/30	138,000	117,484
3.375% 12/1/27	150,000	139,512
3.5% 9/1/25	230,000	221,924
4.25% 11/30/46	116,000	91,016
4.75% 3/15/42	110,000	95,177
Store Capital Corp. 4.5% 3/15/28	110,000	94,914
Sun Communities Operating LP 2.3% 11/1/28	170,000	143,976
UDR, Inc.:
2.1% 6/15/33	100,000	74,108
3% 8/15/31	100,000	84,715
Ventas Realty LP:
4% 3/1/28	184,000	171,690
4.875% 4/15/49	160,000	133,996
VICI Properties LP:
4.75% 2/15/28	330,000	314,061
5.125% 5/15/32	140,000	130,710
Welltower OP LLC:
2.05% 1/15/29	390,000	326,756
2.75% 1/15/32	110,000	88,967
4.25% 4/15/28	174,000	165,250
Weyerhaeuser Co. 4% 11/15/29	270,000	251,267
WP Carey, Inc. 2.4% 2/1/31	140,000	112,082
		11,862,155
Real Estate Management & Development - 0.0%
Brandywine Operating Partnership LP 7.55% 3/15/28	100,000	85,148
Digital Realty Trust LP 3.7% 8/15/27	230,000	210,082
Essex Portfolio LP:
2.65% 3/15/32	210,000	169,127
3.875% 5/1/24	120,000	117,518
Mid-America Apartments LP 4.2% 6/15/28	260,000	251,469
Tanger Properties LP 3.125% 9/1/26	100,000	88,777
		922,121
TOTAL REAL ESTATE		12,784,276
UTILITIES - 2.1%
Electric Utilities - 1.6%
AEP Texas, Inc.:
3.45% 5/15/51	70,000	49,532
4.15% 5/1/49	120,000	94,908
AEP Transmission Co. LLC:
2.75% 8/15/51	100,000	63,523
3.65% 4/1/50	139,000	106,852
5.4% 3/15/53	100,000	101,666
Alabama Power Co. 1.45% 9/15/30	800,000	635,223
American Electric Power Co., Inc.:
3.25% 3/1/50	174,000	117,109
4.3% 12/1/28	194,000	187,691
Appalachian Power Co.:
4.5% 8/1/32	140,000	131,893
7% 4/1/38	100,000	113,059
Arizona Public Service Co.:
2.6% 8/15/29	160,000	138,239
3.35% 5/15/50	200,000	135,781
Baltimore Gas & Electric Co.:
2.9% 6/15/50	120,000	80,028
3.75% 8/15/47	110,000	84,523
CenterPoint Energy Houston Electric LLC:
3.35% 4/1/51	70,000	52,386
4.25% 2/1/49	185,000	161,454
4.95% 4/1/33	230,000	230,930
Cincinnati Gas & Electric Co.:
3.65% 2/1/29	210,000	197,093
4.3% 2/1/49	65,000	53,858
Commonwealth Edison Co.:
2.75% 9/1/51	200,000	128,414
4% 3/1/48	208,000	172,516
6.45% 1/15/38	240,000	268,345
Connecticut Light & Power Co. 5.25% 1/15/53	120,000	120,357
Dominion Energy South Carolina 2.3% 12/1/31	230,000	188,234
DTE Electric Co.:
3% 3/1/32	180,000	156,134
3.65% 3/1/52	190,000	146,191
3.95% 3/1/49	56,000	46,031
4.05% 5/15/48	100,000	83,064
Duke Energy Carolinas LLC:
3.75% 6/1/45	150,000	117,757
3.875% 3/15/46	240,000	192,836
3.95% 3/15/48	210,000	171,196
4% 9/30/42	179,000	148,093
4.25% 12/15/41	130,000	112,796
Duke Energy Corp.:
2.45% 6/1/30	200,000	167,697
3.15% 8/15/27	352,000	327,665
3.3% 6/15/41	390,000	286,219
3.75% 9/1/46	110,000	82,571
4.2% 6/15/49	310,000	245,192
5% 8/15/52	100,000	89,242
Duke Energy Florida LLC:
4.2% 7/15/48	140,000	117,728
6.4% 6/15/38	160,000	177,973
Duke Energy Industries, Inc. 6.35% 8/15/38	170,000	190,085
Duke Energy Progress LLC:
2% 8/15/31	270,000	219,266
4.2% 8/15/45	180,000	150,299
Edison International 4.125% 3/15/28	100,000	93,982
Entergy Corp.:
0.9% 9/15/25	500,000	451,553
2.4% 6/15/31	120,000	97,764
3.75% 6/15/50	190,000	138,909
Entergy Louisiana LLC:
3.12% 9/1/27	310,000	288,953
4% 3/15/33	190,000	174,479
Entergy, Inc.:
3.35% 6/15/52	100,000	70,611
3.55% 9/30/49	194,000	142,435
Eversource Energy:
2.55% 3/15/31	200,000	167,677
3.45% 1/15/50	120,000	86,957
5.45% 3/1/28	250,000	254,277
Exelon Corp.:
3.95% 6/15/25	163,000	158,846
4.05% 4/15/30	370,000	347,023
4.7% 4/15/50	110,000	95,634
5.1% 6/15/45	160,000	146,902
FirstEnergy Corp.:
1.6% 1/15/26	97,000	88,572
2.25% 9/1/30	150,000	121,875
5.1% 7/15/47	150,000	132,750
Florida Power & Light Co.:
3.95% 3/1/48	160,000	133,339
3.99% 3/1/49	133,000	110,631
4.05% 6/1/42	210,000	181,052
4.05% 10/1/44	170,000	144,424
4.125% 2/1/42	240,000	208,937
Georgia Power Co.:
2.65% 9/15/29	360,000	312,742
4.65% 5/16/28	170,000	168,155
4.95% 5/17/33	340,000	335,206
Indiana Michigan Power Co.:
3.25% 5/1/51	80,000	54,856
3.75% 7/1/47	120,000	91,557
Interstate Power and Light Co. 2.3% 6/1/30	104,000	86,747
Kentucky Utilities Co. 5.125% 11/1/40	170,000	162,853
MidAmerican Energy Co.:
3.65% 8/1/48	280,000	218,167
3.95% 8/1/47	100,000	82,293
4.25% 7/15/49	100,000	86,047
Mississippi Power Co. 3.95% 3/30/28	120,000	114,165
NextEra Energy Capital Holdings, Inc.:
1.875% 1/15/27	300,000	269,477
2.44% 1/15/32	400,000	325,383
4.9% 2/28/28	900,000	896,180
Northern States Power Co.:
2.6% 6/1/51	300,000	192,170
4% 8/15/45	110,000	90,493
NSTAR Electric Co. 4.95% 9/15/52	100,000	96,029
Oglethorpe Power Corp.:
3.75% 8/1/50	100,000	74,152
5.95% 11/1/39	110,000	108,628
Ohio Power Co. 4% 6/1/49	100,000	80,590
Oncor Electric Delivery Co. LLC:
3.1% 9/15/49	100,000	70,565
3.8% 6/1/49	280,000	225,333
4.6% 6/1/52	150,000	135,376
Pacific Gas & Electric Co.:
2.5% 2/1/31	320,000	252,203
3.15% 1/1/26	110,000	102,854
3.3% 8/1/40	100,000	67,180
3.5% 6/15/25	506,000	485,332
3.75% 2/15/24	320,000	314,468
4.2% 3/1/29	200,000	182,965
4.55% 7/1/30	603,000	549,547
4.75% 2/15/44	100,000	76,356
4.95% 7/1/50	230,000	179,087
5.9% 6/15/32	300,000	293,412
6.7% 4/1/53	90,000	87,737
PacifiCorp:
2.9% 6/15/52	100,000	65,449
4.15% 2/15/50	250,000	205,936
6% 1/15/39	100,000	104,338
PECO Energy Co. 4.6% 5/15/52	210,000	190,488
PG&E Wildfire Recovery:
5.099% 6/1/54	150,000	151,068
5.212% 12/1/49	260,000	258,813
PPL Capital Funding, Inc. 4% 9/15/47	90,000	65,786
PPL Electric Utilities Corp.:
3% 10/1/49	70,000	48,920
5.25% 5/15/53	100,000	100,226
Public Service Co. of Colorado:
3.2% 3/1/50	110,000	79,361
5.25% 4/1/53	120,000	118,652
6.25% 9/1/37	130,000	142,327
Public Service Electric & Gas Co.:
2.45% 1/15/30	80,000	69,531
3% 5/15/25	220,000	212,182
3.15% 1/1/50	300,000	214,587
3.2% 8/1/49	110,000	80,442
Puget Sound Energy, Inc. 4.3% 5/20/45	130,000	108,629
Southern California Edison Co.:
2.95% 2/1/51	250,000	161,261
3.5% 10/1/23	566,000	561,480
3.65% 2/1/50	220,000	163,376
3.9% 3/15/43	230,000	181,641
4.05% 3/15/42	100,000	80,275
4.65% 10/1/43	158,000	137,938
6.05% 3/15/39	100,000	103,775
Southern Co.:
3.25% 7/1/26	765,000	727,175
4.4% 7/1/46	253,000	211,082
Southwestern Electric Power Co. 5.3% 4/1/33	190,000	188,622
Southwestern Public Service Co. 4.5% 8/15/41	160,000	141,010
Tampa Electric Co. 4.45% 6/15/49	140,000	118,324
Union Electric Co.:
2.625% 3/15/51	140,000	89,412
3.9% 4/1/52	120,000	96,495
Virginia Electric & Power Co.:
2.4% 3/30/32	110,000	90,477
2.45% 12/15/50	100,000	59,485
3.8% 4/1/28	90,000	86,118
3.8% 9/15/47	180,000	138,730
4.6% 12/1/48	208,000	182,684
4.625% 5/15/52	100,000	86,665
6% 5/15/37	120,000	126,335
Wisconsin Electric Power Co. 1.7% 6/15/28	490,000	426,669
Wisconsin Power & Light Co. 4.95% 4/1/33	170,000	169,840
Xcel Energy, Inc.:
3.35% 12/1/26	316,000	300,386
3.4% 6/1/30	73,000	66,122
		24,459,648
Gas Utilities - 0.1%
Atmos Energy Corp.:
2.85% 2/15/52	100,000	66,945
4.125% 10/15/44	210,000	176,204
5.45% 10/15/32	140,000	145,619
CenterPoint Energy Resources Corp.:
1.75% 10/1/30	100,000	80,489
5.4% 3/1/33	120,000	122,036
Dominion Gas Holdings LLC 2.5% 11/15/24	80,000	76,872
Piedmont Natural Gas Co., Inc. 3.35% 6/1/50	100,000	67,212
Southern California Gas Co.:
2.55% 2/1/30	100,000	86,661
4.3% 1/15/49	130,000	108,578
Southern Co. Gas Capital Corp. 3.15% 9/30/51	250,000	166,559
Southwest Gas Corp. 5.45% 3/23/28	165,000	165,405
		1,262,580
Independent Power and Renewable Electricity Producers - 0.0%
Constellation Energy Generation, LLC:
3.25% 6/1/25	100,000	95,650
5.6% 6/15/42	130,000	125,655
Emera U.S. Finance LP 4.75% 6/15/46	100,000	79,610
		300,915
Multi-Utilities - 0.4%
Ameren Corp. 3.5% 1/15/31	250,000	223,190
Ameren Illinois Co. 4.5% 3/15/49	210,000	188,697
Berkshire Hathaway Energy Co.:
1.65% 5/15/31	160,000	126,938
3.25% 4/15/28	250,000	236,347
4.45% 1/15/49	100,000	86,920
4.5% 2/1/45	180,000	158,434
4.6% 5/1/53	100,000	88,546
5.95% 5/15/37	120,000	127,079
6.125% 4/1/36	110,000	118,966
CenterPoint Energy, Inc. 2.95% 3/1/30	120,000	104,609
Consolidated Edison Co. of New York, Inc.:
3.35% 4/1/30	270,000	246,174
3.7% 11/15/59	100,000	71,797
3.85% 6/15/46	100,000	77,626
3.95% 4/1/50	245,000	196,777
4.5% 5/15/58	220,000	183,401
4.65% 12/1/48	80,000	70,707
6.15% 11/15/52	100,000	107,517
6.75% 4/1/38	110,000	124,760
Consumers Energy Co.:
2.65% 8/15/52	115,000	73,359
3.1% 8/15/50	200,000	141,027
Dominion Energy, Inc.:
3.375% 4/1/30	340,000	304,431
4.85% 8/15/52	280,000	243,776
DTE Energy Co. 3.8% 3/15/27	90,000	84,673
NiSource, Inc.:
0.95% 8/15/25	700,000	638,517
1.7% 2/15/31	370,000	290,003
3.49% 5/15/27	442,000	418,853
5.95% 6/15/41	110,000	112,454
Public Service Enterprise Group, Inc. 1.6% 8/15/30	100,000	79,148
Puget Energy, Inc. 4.1% 6/15/30	253,000	233,102
San Diego Gas & Electric Co.:
4.1% 6/15/49	130,000	106,560
5.35% 4/1/53	170,000	167,950
Sempra Energy:
3.4% 2/1/28	50,000	46,533
3.8% 2/1/38	270,000	224,974
4% 2/1/48	136,000	105,542
		5,809,387
Water Utilities - 0.0%
American Water Capital Corp.:
2.3% 6/1/31	220,000	183,958
2.95% 9/1/27	310,000	288,482
3.75% 9/1/47	213,000	166,621
4.3% 12/1/42	100,000	87,713
		726,774
TOTAL UTILITIES		32,559,304
TOTAL NONCONVERTIBLE BONDS (Cost $452,922,777)		398,432,237

U.S. Government and Government Agency Obligations - 44.2%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 1.2%
Fannie Mae:
0.375% 8/25/25	238,000	217,663
0.5% 6/17/25	650,000	600,211
0.54% 10/27/25	500,000	453,556
0.625% 4/22/25	90,000	83,706
0.75% 10/8/27	250,000	219,015
0.875% 8/5/30	108,000	87,781
1.75% 7/2/24	930,000	899,947
2.875% 9/12/23	150,000	148,980
6.625% 11/15/30	1,650,000	1,940,833
Federal Farm Credit Bank:
1.4% 3/10/28	2,230,000	1,952,526
3.8% 4/5/32	1,000,000	920,651
Federal Home Loan Bank:
0.375% 9/4/25	175,000	160,100
0.5% 4/14/25	390,000	362,906
0.9% 2/26/27	3,290,000	2,895,255
0.96% 3/5/26	1,300,000	1,183,440
1.5% 8/15/24	125,000	119,949
2.5% 2/13/24	230,000	225,629
3.25% 6/9/28	210,000	203,222
3.25% 11/16/28	30,000	29,122
Freddie Mac:
0.25% 8/24/23	450,000	444,641
0.25% 12/4/23	958,000	932,861
0.375% 7/21/25	480,000	440,134
0.375% 9/23/25	370,000	337,677
1.5% 2/12/25	630,000	598,274
2.75% 6/19/23	50,000	49,922
6.25% 7/15/32	830,000	976,864
6.75% 3/15/31	870,000	1,037,947
Tennessee Valley Authority:
0.75% 5/15/25	560,000	519,672
2.875% 2/1/27	145,000	138,151
4.25% 9/15/65	210,000	193,403
5.25% 9/15/39	420,000	444,872
5.88% 4/1/36	110,000	126,398
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		18,945,308
U.S. Treasury Obligations - 43.0%
U.S. Treasury Bonds:
1.125% 5/15/40	2,000	1,300
1.125% 8/15/40	76,000	48,958
1.25% 5/15/50	2,278,000	1,277,104
1.375% 11/15/40	4,356,000	2,920,392
1.375% 8/15/50	2,390,000	1,384,520
1.625% 11/15/50	6,241,000	3,866,251
1.75% 8/15/41	7,187,000	5,069,362
1.875% 2/15/41	14,910,000	10,865,080
1.875% 2/15/51	9,063,000	5,986,536
1.875% 11/15/51	4,704,000	3,095,085
2% 11/15/41	5,180,000	3,806,491
2% 2/15/50	683,000	467,508
2% 8/15/51	8,892,000	6,047,602
2.25% 5/15/41	12,975,000	10,034,338
2.25% 8/15/46	148,000	108,404
2.25% 8/15/49	267,000	193,961
2.25% 2/15/52	1,610,000	1,161,213
2.375% 11/15/49	38,000	28,371
2.375% 5/15/51	6,825,000	5,071,562
2.5% 2/15/45	273,000	212,002
2.5% 2/15/46	329,000	254,037
2.5% 5/15/46	122,000	94,102
2.75% 11/15/42	329,000	272,068
2.75% 8/15/47	177,000	142,803
2.75% 11/15/47	157,000	126,667
2.875% 8/15/45	268,000	222,074
2.875% 11/15/46	359,000	296,834
2.875% 5/15/49	361,000	298,840
2.875% 5/15/52	2,960,000	2,451,019
3% 5/15/42	238,000	205,916
3% 11/15/44	1,614,000	1,372,341
3% 11/15/45	76,000	64,345
3% 2/15/47	83,000	70,109
3% 5/15/47	197,000	166,473
3% 2/15/48	121,000	102,278
3% 8/15/48	188,000	159,007
3% 2/15/49	264,000	223,658
3% 8/15/52	9,800,000	8,328,852
3.125% 11/15/41	229,000	203,220
3.125% 2/15/42	264,000	233,661
3.125% 8/15/44	1,405,000	1,222,076
3.125% 5/15/48	48,000	41,513
3.25% 5/15/42	6,160,000	5,532,691
3.375% 8/15/42	14,240,000	13,011,244
3.375% 5/15/44	856,000	776,252
3.375% 11/15/48	68,000	61,609
3.625% 8/15/43	86,000	81,374
3.625% 2/15/44	1,464,000	1,381,135
3.625% 2/15/53	4,990,000	4,792,739
3.625% 5/15/53	2,740,000	2,636,394
3.75% 8/15/41	225,000	219,067
3.75% 11/15/43	94,000	90,534
3.875% 8/15/40	126,000	126,084
3.875% 2/15/43	4,380,000	4,299,244
3.875% 5/15/43	1,100,000	1,079,312
4% 11/15/42	11,990,000	11,997,494
4% 11/15/52	7,290,000	7,493,892
4.375% 2/15/38	81,000	86,936
4.375% 11/15/39	5,000	5,338
4.375% 5/15/41	433,000	459,640
4.5% 2/15/36	223,000	243,575
4.5% 5/15/38	69,000	74,981
5% 5/15/37	391,000	447,328
U.S. Treasury Notes:
0.125% 6/30/23	78,000	77,682
0.125% 9/15/23	2,000	1,970
0.125% 10/15/23	130,000	127,512
0.125% 12/15/23	684,000	665,270
0.125% 1/15/24	1,625,000	1,573,394
0.25% 5/31/25	3,401,000	3,132,108
0.25% 6/30/25	4,190,000	3,853,327
0.25% 7/31/25	2,494,000	2,286,102
0.25% 8/31/25	7,956,000	7,273,214
0.25% 9/30/25	4,049,000	3,698,034
0.375% 8/15/24	1,560,000	1,476,333
0.375% 9/15/24	2,850,000	2,689,799
0.375% 4/30/25	4,471,000	4,138,469
0.375% 11/30/25	3,807,000	3,466,601
0.375% 12/31/25	8,153,000	7,414,771
0.375% 1/31/26	9,105,000	8,252,829
0.375% 7/31/27	3,005,000	2,602,494
0.375% 9/30/27	3,744,000	3,228,030
0.5% 3/31/25	6,279,000	5,840,206
0.5% 2/28/26	5,602,000	5,081,627
0.5% 4/30/27	546,000	479,008
0.5% 5/31/27	4,423,000	3,870,125
0.5% 6/30/27	856,000	747,194
0.5% 8/31/27	2,377,000	2,065,483
0.625% 10/15/24	10,240,000	9,668,800
0.625% 7/31/26	3,960,000	3,564,464
0.625% 3/31/27	884,000	781,373
0.625% 11/30/27	2,407,000	2,089,389
0.625% 12/31/27	1,696,000	1,468,762
0.625% 5/15/30	4,618,000	3,754,290
0.625% 8/15/30	644,000	520,885
0.75% 11/15/24	3,910,000	3,689,452
0.75% 3/31/26	6,314,000	5,762,512
0.75% 4/30/26	3,206,000	2,916,834
0.75% 5/31/26	3,183,000	2,889,567
0.75% 8/31/26	5,654,000	5,097,655
0.75% 1/31/28	4,807,000	4,180,776
0.875% 6/30/26	894,000	814,134
0.875% 9/30/26	6,070,000	5,488,845
1% 12/15/24	2,830,000	2,673,908
1% 7/31/28	1,260,000	1,096,052
1.125% 1/15/25	14,200,000	13,417,891
1.125% 2/28/25	748,000	704,990
1.125% 10/31/26	8,680,000	7,896,427
1.125% 2/29/28	5,030,000	4,445,655
1.125% 8/31/28	5,215,000	4,558,236
1.25% 11/30/26	429,000	391,211
1.25% 12/31/26	7,670,000	6,987,190
1.25% 3/31/28	4,619,000	4,099,543
1.25% 4/30/28	3,357,000	2,974,748
1.25% 5/31/28	2,807,000	2,483,756
1.25% 6/30/28	3,624,000	3,200,445
1.25% 9/30/28	2,821,000	2,477,080
1.25% 8/15/31	3,247,000	2,700,971
1.375% 1/31/25	975,000	924,422
1.375% 8/31/26	366,000	336,934
1.375% 10/31/28	12,960,000	11,438,719
1.375% 12/31/28	2,240,000	1,971,987
1.5% 9/30/24	3,446,000	3,296,987
1.5% 11/30/24	2,663,000	2,538,692
1.5% 2/15/25	3,310,000	3,142,302
1.5% 8/15/26	283,000	261,720
1.5% 1/31/27	5,829,000	5,345,831
1.5% 11/30/28	1,062,000	942,484
1.5% 2/15/30	724,000	630,417
1.625% 2/15/26	702,000	657,467
1.625% 9/30/26	1,345,000	1,246,857
1.625% 11/30/26	454,000	419,631
1.625% 8/15/29	2,954,000	2,615,559
1.625% 5/15/31	9,580,000	8,260,505
1.75% 7/31/24	1,867,000	1,798,009
1.75% 12/31/24	3,742,000	3,574,926
1.75% 3/15/25	3,230,000	3,074,743
1.75% 1/31/29	4,210,000	3,776,995
1.875% 8/31/24	501,000	482,291
1.875% 7/31/26	800,000	749,688
1.875% 2/28/29	820,000	740,050
2% 6/30/24	210,000	203,077
2% 11/15/26	562,000	526,370
2.125% 2/29/24	1,000	977
2.125% 3/31/24	612,000	596,485
2.125% 7/31/24	150,000	145,055
2.125% 11/30/24	320,000	307,938
2.25% 12/31/23	50,000	49,119
2.25% 12/31/24	30,000	28,882
2.25% 2/15/27	817,000	769,927
2.25% 8/15/27	1,371,000	1,285,366
2.25% 11/15/27	255,000	238,554
2.375% 2/29/24	490,000	479,702
2.375% 5/15/27	1,576,000	1,488,581
2.375% 3/31/29	2,590,000	2,401,517
2.375% 5/15/29	473,000	438,135
2.5% 1/31/24	1,044,000	1,025,281
2.5% 4/30/24	520,000	507,203
2.5% 1/31/25	37,000	35,734
2.5% 2/28/26	273,000	261,739
2.5% 3/31/27	11,290,000	10,723,295
2.625% 12/31/25	118,000	113,584
2.625% 1/31/26	420,000	404,152
2.625% 5/31/27	3,110,000	2,963,247
2.625% 2/15/29	1,038,000	976,571
2.625% 7/31/29	18,080,000	16,964,831
2.75% 2/15/24	70,000	68,761
2.75% 2/28/25	280,000	271,502
2.75% 5/15/25	100,000	96,828
2.75% 6/30/25	237,000	229,381
2.75% 8/31/25	304,000	294,025
2.75% 4/30/27	1,920,000	1,838,925
2.75% 7/31/27	4,190,000	4,007,342
2.75% 2/15/28	629,000	600,105
2.75% 8/15/32	23,475,000	21,828,999
2.875% 4/30/25	81,000	78,617
2.875% 6/15/25	1,170,000	1,135,403
2.875% 7/31/25	258,000	250,240
2.875% 11/30/25	288,000	279,045
2.875% 5/15/28	231,000	221,399
2.875% 8/15/28	1,186,000	1,134,298
2.875% 4/30/29	290,000	276,293
3% 6/30/24	510,000	498,465
3% 7/31/24	6,110,000	5,968,706
3% 7/15/25	910,000	885,046
3% 10/31/25	535,000	519,911
3.125% 8/15/25	6,350,000	6,191,746
3.125% 8/31/27	3,090,000	2,999,473
3.125% 11/15/28	331,000	320,191
3.125% 8/31/29	2,250,000	2,171,602
3.25% 8/31/24	2,470,000	2,418,863
3.25% 6/30/27	3,320,000	3,239,464
3.25% 6/30/29	1,750,000	1,701,191
3.375% 5/15/33	3,170,000	3,102,142
3.5% 9/15/25	4,490,000	4,414,933
3.5% 1/31/28	5,420,000	5,346,322
3.5% 4/30/28	2,090,000	2,063,061
3.5% 1/31/30	5,650,000	5,572,754
3.5% 4/30/30	5,020,000	4,956,466
3.5% 2/15/33	660,000	652,163
3.625% 5/15/26	4,730,000	4,675,299
3.625% 3/31/28	6,910,000	6,857,095
3.625% 5/31/28	4,140,000	4,116,389
3.625% 3/31/30	410,000	407,886
3.875% 3/31/25	170,000	168,034
3.875% 1/15/26	10,260,000	10,188,260
3.875% 11/30/27	6,500,000	6,510,410
3.875% 12/31/27	5,110,000	5,118,382
3.875% 9/30/29	5,080,000	5,113,338
3.875% 11/30/29	3,970,000	3,999,155
3.875% 12/31/29	5,560,000	5,603,220
4% 12/15/25	4,400,000	4,382,297
4% 2/15/26	540,000	538,228
4% 2/29/28	3,620,000	3,651,816
4% 10/31/29	10,290,000	10,433,899
4% 2/28/30	2,170,000	2,204,669
4.125% 1/31/25	9,320,000	9,240,634
4.125% 9/30/27	1,350,000	1,363,236
4.125% 10/31/27	7,580,000	7,658,169
4.125% 11/15/32	9,650,000	10,007,352
4.25% 12/31/24	10,860,000	10,780,671
4.25% 5/31/25	7,980,000	7,957,556
4.25% 10/15/25	10,580,000	10,578,347
4.375% 10/31/24	5,950,000	5,911,883
4.5% 11/30/24	8,450,000	8,414,352
4.5% 11/15/25	2,900,000	2,918,691
4.625% 2/28/25	7,510,000	7,514,400
4.625% 3/15/26	8,780,000	8,904,841
TOTAL U.S. TREASURY OBLIGATIONS		671,946,928
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $742,972,038)		690,892,236

U.S. Government Agency - Mortgage Securities - 27.6%
	Principal Amount (a)	Value ($)
Fannie Mae - 11.1%
1.5% 10/1/36 to 4/1/52	18,013,315	14,883,264
2% 6/1/27 to 6/1/52	54,337,511	45,536,505
2.5% 4/1/30 to 7/1/52	34,924,762	30,347,018
3% 12/1/26 to 7/1/52	32,040,545	28,884,707
3% 7/1/50	3,199,599	2,881,639
3.5% 5/1/24 to 8/1/52	21,031,738	19,593,149
4% 4/1/26 to 12/1/52	13,427,452	12,782,998
4.5% 10/1/39 to 11/1/52	6,957,939	6,780,154
5% 11/1/44 to 3/1/53	5,848,195	5,817,316
5.5% 7/1/24 to 12/1/52	2,393,711	2,401,539
6% 12/1/52	1,638,223	1,657,397
6.5% 3/1/29 to 5/1/53 (e)	1,662,362	1,706,972
TOTAL FANNIE MAE		173,272,658
Freddie Mac - 8.3%
1.5% 10/1/36 to 2/1/52	6,480,756	5,361,346
2% 3/1/28 to 4/1/52	47,227,804	39,759,506
2% 9/1/35	1,246,853	1,123,349
2% 11/1/35	290,086	260,899
2% 11/1/35	367,008	330,082
2.5% 2/1/30 to 11/1/52	41,290,773	35,563,686
3% 2/1/29 to 1/1/53	11,513,867	10,358,224
3.5% 12/1/25 to 2/1/53	10,306,078	9,563,423
4% 6/1/34 to 11/1/52	9,537,706	9,099,932
4% 4/1/48	883	849
4.5% 7/1/41 to 4/1/53	7,973,947	7,754,085
5% 8/1/48 to 6/1/53	4,488,737	4,436,402
5.5% 6/1/49 to 4/1/53	4,159,929	4,159,781
6% 11/1/52 to 6/1/53	1,791,549	1,812,238
6.5% 1/1/53	219,904	225,729
TOTAL FREDDIE MAC		129,809,531
Ginnie Mae - 6.0%
1.5% 4/20/51 to 5/20/51	188,582	153,001
2% 2/20/51 to 8/20/52	19,662,558	16,692,087
2% 6/1/53 (f)	1,550,000	1,314,350
2% 6/1/53 (f)	850,000	720,773
2% 7/1/53 (f)	650,000	551,738
2% 7/1/53 (f)	850,000	721,503
2% 7/1/53 (f)	200,000	169,765
2.5% 3/20/47 to 6/20/52	20,583,514	18,027,049
2.5% 6/1/53 (f)	2,050,000	1,790,249
2.5% 6/1/53 (f)	1,250,000	1,091,615
2.5% 7/1/53 (f)	1,000,000	874,073
3% 7/20/42 to 7/20/52	16,422,117	14,857,382
3% 6/1/53 (f)	350,000	314,748
3% 6/1/53 (f)	50,000	44,964
3% 6/1/53 (f)	25,000	22,482
3% 6/1/53 (f)	175,000	157,374
3% 6/1/53 (f)	100,000	89,928
3% 7/1/53 (f)	250,000	224,996
3.5% 5/20/44 to 11/20/52	12,482,284	11,664,368
3.5% 6/1/53 (f)	200,000	185,353
3.5% 6/1/53 (f)	100,000	92,676
3.5% 7/1/53 (f)	150,000	139,114
4% 12/20/45 to 1/20/53	8,178,816	7,808,796
4% 6/1/53 (f)	300,000	285,077
4.5% 6/20/45 to 5/20/53	6,367,874	6,200,271
5% 11/20/45 to 4/20/53	3,982,323	3,939,773
5% 6/1/53 (f)	500,000	493,278
5.5% 12/20/44 to 12/20/52	2,059,920	2,060,848
5.5% 6/1/53 (f)	600,000	599,340
6% 12/20/52	794,179	801,130
6% 6/1/53 (f)	700,000	706,398
6.5% 12/20/52	500,000	509,177
TOTAL GINNIE MAE		93,303,676
Uniform Mortgage Backed Securities - 2.2%
1.5% 6/1/38 (f)	200,000	174,773
1.5% 6/1/38 (f)	200,000	174,773
1.5% 6/1/53 (f)	300,000	233,923
2% 6/1/38 (f)	300,000	268,625
2% 6/1/38 (f)	700,000	626,793
2% 6/1/53 (f)	900,000	740,004
2% 6/1/53 (f)	4,200,000	3,453,352
2% 6/1/53 (f)	1,500,000	1,233,340
2% 6/1/53 (f)	2,100,000	1,726,676
2% 6/1/53 (f)	3,200,000	2,631,125
2% 6/1/53 (f)	2,000,000	1,644,453
2% 6/1/53 (f)	3,400,000	2,795,570
2% 6/1/53 (f)	1,750,000	1,438,897
2% 7/1/53 (f)	2,950,000	2,429,141
2% 7/1/53 (f)	2,950,000	2,429,141
2% 7/1/53 (f)	1,600,000	1,317,500
2.5% 6/1/38 (f)	300,000	275,813
2.5% 6/1/53 (f)	350,000	298,936
2.5% 6/1/53 (f)	300,000	256,230
2.5% 6/1/53 (f)	1,900,000	1,622,793
2.5% 6/1/53 (f)	1,000,000	854,102
2.5% 6/1/53 (f)	700,000	597,871
2.5% 7/1/53 (f)	1,250,000	1,066,943
3% 6/1/53 (f)	1,000,000	886,016
3% 6/1/53 (f)	1,100,000	974,617
3% 6/1/53 (f)	400,000	354,406
3% 6/1/53 (f)	200,000	177,203
3.5% 6/1/53 (f)	500,000	458,711
4% 6/1/53 (f)	850,000	802,984
4% 6/1/53 (f)	300,000	283,406
4.5% 6/1/53 (f)	300,000	290,273
5% 6/1/53 (f)	800,000	787,906
5.5% 6/1/53 (f)	900,000	899,402
6% 6/1/53 (f)	400,000	404,578
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		34,610,276
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $479,288,599)		430,996,141

Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	111,000	102,191
1.39% 7/15/30	280,000	239,654
Capital One Prime Auto Receivables Series 2023-1 Class A3, 4.87% 2/15/28	120,000	119,702
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	192,120	186,180
Series 2022-3 Class A2A, 3.97% 4/15/27	630,000	615,333
Carmax Auto Owner Trust Series 2023 2 Class A3, 5.05% 1/18/28	480,000	477,811
Citibank Credit Card Issuance Trust:
Series 2007-A3 Class A3, 6.15% 6/15/39	100,000	110,937
Series 2018-A7 Class A7, 3.96% 10/13/30	250,000	242,095
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/28	339,000	337,556
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	60,000	57,494
GM Financial Consumer Automobile Re Series 2023 2 Class A3, 4.47% 2/16/28	480,000	475,815
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	167,758	163,078
Hyundai Auto Receivables Trust:
Series 2022-C Class A3, 5.39% 6/15/27	300,000	301,888
Series 2023 A Class A3, 4.58% 4/15/27	480,000	475,823
3.72% 11/16/26	425,000	415,774
Mercedes-Benz Auto Lease Trust Series 2021-A Class A3, 0.25% 1/16/24	5,809	5,796
TOTAL ASSET-BACKED SECURITIES (Cost $4,447,261)		4,327,127

Commercial Mortgage Securities - 1.2%
	Principal Amount (a)	Value ($)
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	209,478	200,584
Series 2020-BN25 Class A5, 2.649% 1/15/63	240,000	205,809
Series 2020-BN28 Class A4, 1.844% 3/15/63	380,000	304,309
Series 2021-BN35 Class A5, 2.285% 6/15/64	700,000	568,159
Series 2022-BNK39 Class A4, 2.928% 2/15/55	300,000	253,482
Series 2022-BNK41 Class A4, 3.7901% 4/15/65 (b)	950,000	861,294
BBCMS Mortgage Trust sequential payer:
Series 2021-C10 Class A5, 2.492% 7/15/54	450,000	374,516
Series 2021-C11 Class A5, 2.322% 9/15/54	450,000	366,029
Series 2021-C9 Class A5, 2.299% 2/15/54	550,000	451,703
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	350,000	277,095
Series 2021-B24 Class A5, 2.5843% 3/15/54	450,000	367,277
Series 2019-B12 Class A5, 3.1156% 8/15/52	235,000	207,620
Series 2019-B9 Class A5, 4.0156% 3/15/52	160,000	148,490
BMO Mortgage Trust sequential payer Series 2022-C1 Class A5, 3.374% 2/15/55	300,000	262,416
Citigroup Commercial Mortgage Trust sequential payer:
Series 2015-GC29 Class A4, 3.192% 4/10/48	500,000	474,369
Series 2016-C1 Class A4, 3.209% 5/10/49	480,000	448,363
Series 2018-B2 Class A4, 4.009% 3/10/51	250,000	234,616
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	200,000	170,915
Class A5, 3.0161% 9/15/52	200,000	174,491
Freddie Mac:
sequential payer:
Series 2016-K057 Class A2, 2.57% 7/25/26	330,000	313,028
Series 2020-K104 Class A2, 2.253% 1/25/30	760,000	671,604
Series 2020-K116 Class A2, 1.378% 7/25/30	640,000	524,611
Series 2020-K117 Class A2, 1.406% 8/25/30	710,000	581,930
Series 2020-K118 Class A2, 1.493% 9/25/30	430,000	354,092
Series 2020-K121 Class A2, 1.547% 10/25/30	70,000	57,646
Series 2021-K125 Class A2, 1.846% 1/25/31	450,000	377,136
Series 2021-K126 Class A2, 2.074% 1/25/31	180,000	153,464
Series 2021-K128 Class A2, 2.02% 3/25/31	540,000	457,882
Series 2021-K129 Class A2, 1.914% 5/25/31	540,000	453,056
Series 2021-K130 Class A2, 1.723% 6/25/31	650,000	535,527
Series 2021-K136 Class A2, 2.127% 11/25/31	1,090,000	918,855
Series 2022-K145 Class A2, 2.58% 5/25/32	2,500,000	2,171,134
Series 2017-K064 Class A2, 3.224% 3/25/27	250,000	240,095
Series 2017-K068 Class A2, 3.244% 8/25/27	570,000	546,277
Series 2017-K727 Class A2, 2.946% 7/25/24	51,411	50,078
Series 2018-K730 Class A2, 3.59% 1/25/25	47,945	46,676
Series 2019-K094 Class A2, 2.903% 6/25/29	430,000	398,977
Series 2019-K1510 Class A2, 3.718% 1/25/31	165,000	157,822
Series 2021-K123 Class A2, 1.621% 12/25/30	540,000	446,058
GS Mortgage Securities Trust sequential payer:
Series 2014-GC26 Class A4, 3.364% 11/10/47	195,999	188,977
Series 2020-GC45 Class A5, 2.9106% 2/13/53	300,000	260,568
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C21 Class A5, 3.7748% 8/15/47	50,000	48,475
Series 2014-C24 Class A5, 3.6385% 11/15/47	400,000	384,427
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2020-COR7 Class A5, 2.1798% 5/13/53	500,000	408,348
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	150,000	127,404
UBS Commercial Mortgage Trust sequential payer Series 2019-C16 Class A4, 3.6048% 4/15/52	350,000	318,296
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	200,000	174,201
Series 2019-C54 Class A4, 3.146% 12/15/52	500,000	439,946
Series 2018-C48 Class A5, 4.302% 1/15/52	240,000	228,244
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class A5, 2.725% 2/15/53	135,000	114,799
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $21,212,909)		18,501,170

Municipal Securities - 0.3%
	Principal Amount (a)	Value ($)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 7.834% 2/15/41	170,000	215,201
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	55,000	64,551
Series 2010 S1, 7.043% 4/1/50	55,000	69,930
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	160,000	201,642
Series 2010, 7.6% 11/1/40	350,000	443,460
Series 2018, 3.5% 4/1/28	175,000	167,530
California State Univ. Rev. Series 2021 B, 2.719% 11/1/52	280,000	196,005
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2021 A, 3.204% 1/15/51	150,000	102,723
Chicago O'Hare Int'l. Arpt. Rev. Series 2010 B, 6.395% 1/1/40	300,000	344,938
Dallas Area Rapid Transit Sales Tax Rev. Series 2021 A, 2.613% 12/1/48	300,000	205,008
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2019 A, 3.144% 11/1/45	20,000	15,340
Series 2021 C, 2.843% 11/1/46	250,000	183,517
Series 2022 A, 4.507% 11/1/51	100,000	91,492
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B:
2.746% 6/1/34	112,000	92,407
3.293% 6/1/42	60,000	45,934
Idaho Energy Resources Auth. Series 2021, 2.861% 9/1/46	75,000	54,427
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	750,000	741,422
Series 2010-3, 7.35% 7/1/35	92,857	100,300
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	140,000	134,580
Los Angeles Dept. of Aiports (Consolidated Rental Car Facility Proj.) Series 2022 A, 4.242% 5/15/48 (Assured Guaranty Muni. Corp. Insured)	300,000	266,313
Massachusetts Gen. Oblig. Series 2009 E, 5.456% 12/1/39	145,000	154,802
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2019 B, 3.395% 10/15/40	250,000	207,375
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2021 C, 2.823% 8/1/41	300,000	234,255
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2021 A, 3.225% 9/1/47	100,000	76,484
New Jersey Tpk. Auth. Tpk. Rev. Series 2010 A, 7.102% 1/1/41	140,000	169,975
New York Metropolitan Trans. Auth. Rev. Series 2010 E, 6.814% 11/15/40	130,000	138,542
New York State Dorm. Auth. Series 2021 C, 2.202% 3/15/34	300,000	238,534
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	70,000	68,670
Series 225, 3.175% 7/15/60	300,000	211,500
Texas Gen. Oblig. Series 2015 C, 3.738% 10/1/31	190,000	181,200
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	150,000	103,533
3.256% 5/15/60	150,000	103,018
Univ. of Virginia Gen. Rev. Series 2021 B, 2.584% 11/1/51	210,000	139,445
TOTAL MUNICIPAL SECURITIES (Cost $7,202,025)		5,764,053

Foreign Government and Government Agency Obligations - 1.5%
	Principal Amount (a)	Value ($)
Alberta Province:
1% 5/20/25	260,000	242,237
2.95% 1/23/24	120,000	118,080
3.3% 3/15/28	225,000	217,202
British Columbia Province 2.25% 6/2/26	350,000	330,152
Chilean Republic:
2.55% 7/27/33	1,330,000	1,092,096
3.125% 3/27/25	840,000	815,220
3.24% 2/6/28	200,000	189,750
3.625% 10/30/42	394,000	311,826
Export Development Canada 2.625% 2/21/24	500,000	490,215
Hungarian Republic:
5.375% 3/25/24	24,000	23,960
7.625% 3/29/41	60,000	66,499
Indonesian Republic:
2.85% 2/14/30	200,000	179,663
3.5% 2/14/50	400,000	301,825
3.85% 10/15/30	750,000	710,531
4.35% 1/11/48	250,000	219,969
4.45% 4/15/70	150,000	125,700
Israeli State:
3.25% 1/17/28	760,000	712,635
3.375% 1/15/50	275,000	201,658
4.5% 1/30/43	200,000	181,838
Italian Republic:
1.25% 2/17/26	1,161,000	1,041,347
2.375% 10/17/24	400,000	382,396
3.875% 5/6/51	200,000	140,327
Korean Republic 2.75% 1/19/27	570,000	543,757
Manitoba Province 2.6% 4/16/24	870,000	849,607
Ontario Province:
1.125% 10/7/30	1,111,000	903,565
2.3% 6/15/26	70,000	65,988
2.5% 4/27/26	300,000	284,844
3.05% 1/29/24	100,000	98,349
Panamanian Republic:
3.16% 1/23/30	800,000	702,900
4.5% 4/16/50	400,000	303,700
6.4% 2/14/35	480,000	501,090
6.7% 1/26/36	240,000	256,020
Peruvian Republic:
1.862% 12/1/32	300,000	226,838
2.78% 12/1/60	300,000	173,213
3.55% 3/10/51	250,000	179,891
4.125% 8/25/27	250,000	244,813
6.55% 3/14/37	275,000	300,747
7.35% 7/21/25	430,000	450,774
Philippine Republic:
2.65% 12/10/45	610,000	411,102
2.95% 5/5/45	370,000	264,041
3% 2/1/28	200,000	187,975
3.95% 1/20/40	300,000	258,713
5.17% 10/13/27	1,200,000	1,227,600
6.375% 10/23/34	130,000	145,949
9.5% 2/2/30	70,000	88,585
Polish Government:
5.5% 4/4/53	260,000	261,024
5.75% 11/16/32	200,000	212,038
Quebec Province:
1.9% 4/21/31	600,000	512,598
2.5% 4/9/24	130,000	126,845
2.5% 4/20/26	590,000	561,833
2.75% 4/12/27	320,000	303,747
United Mexican States:
3.25% 4/16/30	400,000	356,450
3.5% 2/12/34	1,226,000	1,028,154
4.6% 2/10/48	270,000	218,666
4.75% 4/27/32	200,000	191,163
5% 4/27/51	1,195,000	1,017,841
5.4% 2/9/28	200,000	203,975
5.55% 1/21/45	250,000	234,969
6.05% 1/11/40	120,000	120,923
Uruguay Republic:
4.125% 11/20/45	130,000	116,943
4.375% 10/27/27	140,000	139,589
4.975% 4/20/55	462,000	444,040
7.625% 3/21/36	130,000	161,306
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $25,809,236)		22,977,291

Supranational Obligations - 1.1%
	Principal Amount (a)	Value ($)
African Development Bank:
0.875% 7/22/26	200,000	180,495
3% 9/20/23	80,000	79,337
Asian Development Bank:
0.375% 9/3/25	700,000	638,145
0.75% 10/8/30	150,000	120,539
1.5% 10/18/24	200,000	191,157
1.875% 1/24/30	1,139,000	1,006,599
2.5% 11/2/27	20,000	18,816
2.625% 1/30/24	430,000	422,278
4% 1/12/33	500,000	506,964
Asian Infrastructure Investment Bank 0.25% 9/29/23	600,000	589,776
Council of Europe Development Bank 1.375% 2/27/25	2,279,000	2,155,866
European Bank for Reconstruction & Development 0.25% 7/10/23	906,000	900,780
European Investment Bank:
0.25% 9/15/23	1,623,000	1,599,918
0.75% 9/23/30	400,000	323,918
0.875% 5/17/30	80,000	65,837
1.25% 2/14/31	630,000	526,724
2.25% 6/24/24	210,000	204,022
3.125% 12/14/23	110,000	108,702
4.875% 2/15/36	400,000	436,912
Inter-American Development Bank:
0.625% 7/15/25	140,000	129,645
0.875% 4/20/26	400,000	364,317
1.5% 1/13/27	1,000,000	914,062
4% 1/12/28	1,500,000	1,504,476
4.375% 1/24/44	190,000	190,807
International Bank for Reconstruction & Development:
0.375% 7/28/25	350,000	321,937
0.5% 10/28/25	364,000	333,043
0.75% 8/26/30	1,433,000	1,152,235
0.875% 5/14/30	1,054,000	862,263
1.5% 8/28/24	90,000	86,337
1.625% 1/15/25	110,000	104,793
1.875% 10/27/26	320,000	297,268
2.5% 3/19/24	300,000	293,616
2.5% 3/29/32	530,000	478,447
International Finance Corp.:
0.375% 7/16/25	160,000	146,400
0.75% 8/27/30	100,000	80,941
2.875% 7/31/23	39,000	38,832
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $18,724,937)		17,376,204

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Citizens Bank NA:
2.25% 4/28/25	250,000	227,297
3.75% 2/18/26	250,000	228,231
Discover Bank 2.7% 2/6/30	500,000	405,580
KeyBank NA 5.85% 11/15/27	360,000	334,035
TOTAL BANK NOTES (Cost $1,373,080)		1,195,143

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (g) (Cost $21,512,795)	21,508,493	21,512,795

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $1,775,465,657)	1,611,974,397
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(49,561,396)
NET ASSETS - 100.0%	1,562,413,001

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 6/1/53	(650,000)	(551,179)
2% 6/1/53	(850,000)	(720,773)
2% 6/1/53	(200,000)	(169,594)
2.5% 6/1/53	(1,000,000)	(873,292)
3% 6/1/53	(250,000)	(224,820)
3.5% 6/1/53	(150,000)	(139,015)

TOTAL GINNIE MAE		(2,678,673)

Uniform Mortgage Backed Securities
2% 6/1/38	(2,850,000)	(2,551,941)
2% 6/1/53	(2,950,000)	(2,425,568)
2% 6/1/53	(2,950,000)	(2,425,568)
2% 6/1/53	(2,000,000)	(1,644,453)
2% 6/1/53	(1,600,000)	(1,315,563)
2.5% 6/1/53	(1,250,000)	(1,067,627)
3% 6/1/53	(3,000,000)	(2,658,047)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(14,088,767)

TOTAL TBA SALE COMMITMENTS (Proceeds $16,721,929)		(16,767,440)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,396,866 or 0.2% of net assets.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $307,135.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	7,345,963	233,558,096	219,391,264	297,190	-	-	21,512,795	0.1%
Total	7,345,963	233,558,096	219,391,264	297,190	-	-	21,512,795

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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